UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/S

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23271

Exact name of registrant as specified in charter:	USAA ETF TRUST

Address of principal executive offices and zip code:	9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and address of agent for service:	KRISTEN MILLAN
USAA ETF TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant’s telephone number, including area code:	(210) 498-0226

Date of fiscal year end: AUGUST 31

Date of reporting period: FEBRUARY 28, 2019

ITEM 1. SEMIANNUAL REPORT TO STOCKHOLDERS.

USAA ETF TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED FEBRUARY 28, 2019

Core Short-Term Bond ETF

Core Intermediate-Term Bond ETF

MSCI USA Value Momentum Blend Index ETF

MSCI USA Small Cap Value Momentum Blend Index ETF

MSCI International Value Momentum Blend Index ETF

MSCI Emerging Markets Value Momentum Blend Index ETF

SEMIANNUAL REPORT
USAA Core Bond ETFs
February 28, 2019
USAA CORE SHORT-TERM BOND ETF (USTB)
USAA CORE INTERMEDIATE-TERM BOND ETF (UITB)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Funds, managed by USAA Asset Management Company. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Funds.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 531-USAA (8722) or (210) 531-8722.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
©2019, USAA. All rights reserved.

Investment Overview

■  USAA Core Short-Term Bond ETF  ■
■  Asset Allocation* – 2/28/19  ■
■  Portfolio Ratings Mix** – 2/28/19  ■
The Portfolio Ratings Mix chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Funds' investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Funds' securities that are not rated by an NRSRO appear in the chart above as “Unrated,” but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.
* Percentages are of the net assets of the Fund and may not equal 100%.
** Percentages are of the total market value of the Fund’s investments.
Refer to the Portfolios of Investments for a complete list of securities.

Investment Overview    |      1

■  USAA Core Intermediate-Term Bond ETF  ■
■  Asset Allocation* – 2/28/19  ■
■  Portfolio Ratings Mix** – 2/28/19  ■
The Portfolio Ratings Mix chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Funds' investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Funds' securities that are not rated by an NRSRO appear in the chart above as “Unrated,” but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.
* Percentages are of the net assets of the Fund and may not equal 100%.
** Percentages are of the total market value of the Fund’s investments.
Refer to the Portfolios of Investments for a complete list of securities.

2      |

Portfolios of Investments
USAA Core Short-Term Bond ETF
February 28, 2019 (unaudited)
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	BONDS (98.8%)
	ASSET-BACKED SECURITIES (12.1%)
	Asset Backed Securities (12.1%)
	Automobile ABS (8.0%)
$ 500	AmeriCredit Automobile Receivables Trust	2.60%	9/18/2023	$ 495
500	Bank of The West Auto Trust(a)	2.96	2/15/2024	491
500	Canadian Pacer Auto Receivables Trust(a)	3.63	1/19/2024	508
1,000	CarMax Auto Owner Trust	2.22	8/16/2021	993
103	Centre Point Funding, LLC(a)	2.61	8/20/2021	102
500	Credit Acceptance Auto Loan Trust(a)	4.29	11/15/2024	503
500	Credit Acceptance Auto Loan Trust(a)	3.60	4/15/2027	503
500	Drive Auto Receivables Trust	3.66	11/15/2024	503
500	GM Financial Consumer Automobile Receivables Trust	3.02	5/16/2023	503
500	OSCAR U.S. Funding Trust VI, LLC(a)	3.30	5/10/2024	502
56	Santander Drive Auto Receivables Trust	2.74	12/15/2021	56
177	Santander Drive Auto Receivables Trust	3.09	4/15/2022	177
250	Santander Drive Auto Receivables Trust	3.52	12/15/2022	252
				5,588
	Credit Card ABS (0.7%)
500	Synchrony Credit Card Master Note Trust	2.19	6/15/2023	495
	Other ABS (3.4%)
500	CNH Equipment Trust	2.47	12/16/2024	495
500	GreatAmerica Leasing Receivables Funding, LLC(a)	2.83	6/17/2024	498
175	MMAF Equipment Finance, LLC(a)	1.93	7/16/2021	175
100	MMAF Equipment Finance, LLC(a)	1.76	1/17/2023	98
435	PSNH Funding, LLC	3.09	2/01/2026	437
498	SCF Equipment Leasing, LLC(a)	3.77	1/20/2023	502
127	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	127
				2,332
	Total Asset Backed Securities			8,415
	Total Asset-Backed Securities (cost: $8,382)			8,415

Portfolio of Investments    |      3

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	BANK LOANS (0.7%)(b)
	Consumer, Non-cyclical (0.7%)
	Healthcare-Services (0.7%)
$ 497	DaVita, Inc. (1 mo. LIBOR + 2.75%) (cost: $500)	5.24%	6/24/2021	$ 497
	COLLATERALIZED LOAN OBLIGATIONS (2.8%)
	Asset Backed Securities (2.8%)
	Other ABS (2.8%)
500	Madison Park Funding XI Ltd. (3 mo. LIBOR + 1.16%) (a)	3.93 (c)	7/23/2029	500
500	Oaktree EIF Ltd. (3 mo. LIBOR + 2.00%) (a)	4.76 (c)	10/20/2027	500
427	Palmer Square Loan Funding Ltd. (3 mo. LIBOR + 0.65%) (a)	3.44 (c)	7/15/2026	424
500	Palmer Square Loan Funding Ltd. (3 mo. LIBOR + 1.05%) (a)	3.84 (c)	7/15/2026	494
	Total Asset Backed Securities			1,918
	Total Collateralized Loan Obligations (cost: $1,923)			1,918
	COMMERCIAL MORTGAGE SECURITIES (1.7%)
	Mortgage Securities (1.7%)
	Commercial MBS (1.7%)
500	Citigroup Commercial Mortgage Trust (a)	4.38	1/10/2024	519
225	WFRBS Commercial Mortgage Trust	4.09 (d)	6/15/2045	229
459	WFRBS Commercial Mortgage Trust	2.45	11/15/2045	456
	Total Mortgage Securities			1,204
	Total Commercial Mortgage Securities (cost: $1,196)			1,204
	CORPORATE OBLIGATIONS (51.5%)
	Basic Materials (2.0%)
	Chemicals (1.4%)
500	Huntsman International, LLC	4.88	11/15/2020	513
500	INVISTA Finance, LLC(a)	4.25	10/15/2019	504
				1,017
	Iron/Steel (0.6%)
400	Reliance Steel & Aluminum Co.	4.50	4/15/2023	406
	Total Basic Materials			1,423
	Communications (4.7%)
	Media (2.9%)
500	Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	502
500	Comcast Corp.	3.30	10/01/2020	503
500	Fox Corp.(a)	3.67	1/25/2022	506
500	Time Warner Cable, LLC	5.00	2/01/2020	508
				2,019

4      |     USAA Core Bond ETFs

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Telecommunications (1.8%)
$ 500	AT&T, Inc.	2.45%	6/30/2020	$ 497
500	Hughes Satellite Systems Corp.	6.50	6/15/2019	504
275	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC(a)	3.36	3/20/2023	274
				1,275
	Total Communications			3,294
	Consumer, Cyclical (2.0%)
	Auto Manufacturers (0.7%)
500	Ford Motor Credit Co., LLC	3.20	1/15/2021	493
	Home Builders (0.4%)
300	Lennar Corp.	2.95	11/29/2020	296
	Housewares (0.4%)
242	Newell Brands, Inc.	2.60	3/29/2019	242
	Retail (0.5%)
350	GameStop Corp.(a)	5.50	10/01/2019	351
	Total Consumer, Cyclical			1,382
	Consumer, Non-cyclical (8.5%)
	Agriculture (1.8%)
500	Altria Group, Inc.	4.75	5/05/2021	516
750	Philip Morris International, Inc.	2.90	11/15/2021	750
				1,266
	Beverages (0.6%)
400	Constellation Brands, Inc.	2.70	5/09/2022	392
	Commercial Services (1.6%)
656	ADT Security Corp.	5.25	3/15/2020	667
400	Ecolab, Inc.	4.35	12/08/2021	415
				1,082
	Food (1.1%)
750	Mondelez International Holdings Netherlands B.V.(a)	1.63	10/28/2019	744
	Healthcare-Services (1.8%)
500	HCA, Inc.	6.50	2/15/2020	515
250	Orlando Health Obligated Group	2.72	10/01/2019	249
500	SSM Health Care Corp.	3.69	6/01/2023	509
				1,273
	Pharmaceuticals (1.6%)
400	CVS Health Corp.	2.13	6/01/2021	390
500	Elanco Animal Health, Inc.(a)	3.91	8/27/2021	506

Portfolio of Investments    |      5

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 250	Shire Acquisitions Investments Ireland Designated Activity Co.	1.90%	9/23/2019	$ 248
				1,144
	Total Consumer, Non-cyclical			5,901
	Energy (6.5%)
	Oil & Gas (1.4%)
500	EQT Corp. (3 mo. LIBOR + 0.77%)	3.57 (c)	10/01/2020	495
500	Exxon Mobil Corp.	2.40	3/06/2022	496
				991
	Pipelines (5.1%)
271	Andeavor Logistics, LP / Tesoro Logistics Finance Corp.	3.50	12/01/2022	270
500	DCP Midstream Operating, LP(a)	5.35	3/15/2020	510
500	Energy Transfer, LP	7.50	10/15/2020	533
500	EnLink Midstream Partners, LP	2.70	4/01/2019	500
400	Enterprise Products Operating, LLC	2.55	10/15/2019	399
400	EQM Midstream Partners, LP	4.75	7/15/2023	403
400	NuStar Logistics, LP	4.80	9/01/2020	407
500	Rockies Express Pipeline, LLC(a)	5.63	4/15/2020	513
				3,535
	Total Energy			4,526
	Financial (19.8%)
	Banks (8.9%)
500	Associated Bank, N.A.	3.50	8/13/2021	503
500	Bank of America Corp.	2.15	11/09/2020	494
200	Cadence BanCorp(a)	4.88	6/28/2019	200
400	Citigroup, Inc. (3 mo. LIBOR + 0.72%)	3.14 (e)	1/24/2023	399
294	Citizens Bank, N.A.	2.25	10/30/2020	290
500	Flagstar Bancorp., Inc.	6.13	7/15/2021	519
500	Huntington National Bank	2.40	4/01/2020	497
500	National City Corp.	6.88	5/15/2019	504
400	Regions Bank	2.75	4/01/2021	397
250	Santander Holdings USA, Inc.	4.45	12/03/2021	255
250	Santander Holdings USA, Inc.	3.40	1/18/2023	246
400	SunTrust Banks, Inc.	2.90	3/03/2021	399
500	U.S. Bank, N.A.	2.85	1/23/2023	497
500	Wells Fargo & Co.	3.00	1/22/2021	500
500	Zions Bancorp N.A.(f)	3.35	3/04/2022	500
				6,200
	Diversified Financial Services (2.0%)
500	Air Lease Corp.	3.50	1/15/2022	498
350	Capital One Financial Corp.	2.40	10/30/2020	346
500	Navient Corp.	8.00	3/25/2020	523
				1,367

6      |     USAA Core Bond ETFs

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Insurance (3.3%)
$ 400	Assurant, Inc. (3 mo. LIBOR + 1.25%)	4.07% (c)	3/26/2021	$ 400
500	Metropolitan Life Global Funding I(a)	3.45	10/09/2021	503
500	New York Life Global Funding(a)	2.00	4/13/2021	490
400	Primerica, Inc.	4.75	7/15/2022	413
500	Reliance Standard Life Global Funding II(a)	2.50	1/15/2020	498
				2,304
	Investment Companies (1.4%)
500	Ares Capital Corp.	3.88	1/15/2020	502
500	FS KKR Capital Corp.	4.00	7/15/2019	500
				1,002
	REITS (3.4%)
400	AvalonBay Communities, Inc.	3.63	10/01/2020	404
500	CoreCivic, Inc.	4.13	4/01/2020	500
600	Office Properties Income Trust	3.60	2/01/2020	601
300	Sabra Health Care, LP / Sabra Capital Corp.	5.38	6/01/2023	303
500	Senior Housing Properties Trust	6.75	12/15/2021	523
				2,331
	Savings & Loans (0.8%)
580	Sterling Bancorp.	3.50	6/08/2020	576
	Total Financial			13,780
	Industrial (3.4%)
	Machinery-Diversified (0.7%)
500	Wabtec Corp. (3 mo. LIBOR + 1.05%)	3.84 (c)	9/15/2021	499
	Miscellaneous Manufacturers (0.7%)
500	General Electric Co.	2.20	1/09/2020	496
	Packaging & Containers (0.6%)
400	Greif, Inc.	7.75	8/01/2019	409
	Transportation (1.4%)
500	Ryder System, Inc.	2.25	9/01/2021	486
500	TTX Co.(a)	2.60	6/15/2020	497
				983
	Total Industrial			2,387
	Utilities (4.6%)
	Electric (3.1%)
400	AEP Texas, Inc.	2.40	10/01/2022	387
400	DPL, Inc.	6.75	10/01/2019	407
500	Public Service Electric & Gas Co.	3.25	9/01/2023	507
400	Sempra Energy	2.90	2/01/2023	387
500	Sierra Pacific Power Co.	3.38	8/15/2023	504
				2,192

Portfolio of Investments    |      7

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Gas (1.5%)
$ 500	National Fuel Gas Co.	4.90%	12/01/2021	$ 511
525	WGL Holdings, Inc.	2.25	11/01/2019	519
				1,030
	Total Utilities			3,222
	Total Corporate Obligations (cost: $35,941)			35,915
	EURODOLLAR AND YANKEE OBLIGATIONS (10.6%)
	Consumer, Cyclical (1.9%)
	Airlines (0.1%)
68	Virgin Australia Pass-Through Trust(a)	5.00	4/23/2025	70
	Auto Manufacturers (0.7%)
500	Nissan Motor Acceptance Corp.(a)	2.35	3/04/2019	500
	Leisure Time (0.4%)
250	Silversea Cruise Finance Ltd.(a)	7.25	2/01/2025	272
	Retail (0.7%)
500	Alimentation Couche-Tard, Inc.(a)	2.70	7/26/2022	485
	Total Consumer, Cyclical			1,327
	Consumer, Non-cyclical (2.4%)
	Agriculture (0.7%)
500	B.A.T. International Finance plc	1.63	9/09/2019	496
	Beverages (0.7%)
500	Anheuser-Busch InBev Worldwide, Inc.	4.15	1/23/2025	516
	Household Products/Wares (0.6%)
400	Reckitt Benckiser Treasury Services plc(a)	2.38	6/24/2022	389
	Pharmaceuticals (0.4%)
252	Teva Pharmaceutical Finance Netherlands B.V.	1.70	7/19/2019	251
	Total Consumer, Non-cyclical			1,652
	Diversified (1.1%)
	Holding Companies-Diversified (1.1%)
750	CK Hutchison International Ltd.(a)	2.75	3/29/2023	732
	Energy (0.7%)
	Oil & Gas (0.7%)
470	Cenovus Energy, Inc.	5.70	10/15/2019	477
	Financial (2.4%)
	Banks (1.1%)
300	Banco Santander Chile(a)	2.50	12/15/2020	298
250	BBVA Bancomer S.A.(a)	6.50	3/10/2021	261
250	Santander UK Group Holdings plc (3 mo. LIBOR + 1.08%)	3.37 (e)	1/05/2024	243
				802

8      |     USAA Core Bond ETFs

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Diversified Financial Services (0.6%)
$ 400	ORIX Corp.	2.95%	7/23/2020	$ 399
	REITS (0.7%)
500	Scentre Group Trust(a)	2.38	4/28/2021	490
	Total Financial			1,691
	Industrial (2.1%)
	Electronics (0.7%)
500	Tyco Electronics Group S.A. (3 mo. LIBOR + 0.45%)	3.20 (c)	6/05/2020	500
	Engineering & Construction (0.7%)
475	Heathrow Funding Ltd.(a)	4.88	7/15/2023	491
	Miscellaneous Manufacturers (0.7%)
500	Smiths Group plc(a)	3.63	10/12/2022	493
	Total Industrial			1,484
	Total Eurodollar and Yankee Obligations (cost: $7,400)			7,363
	FOREIGN GOVERNMENT OBLIGATIONS (1.7%)
700	Province of Alberta	1.90	12/06/2019	696
500	Province of Quebec	2.75	8/25/2021	500
	Total Foreign Government Obligations (cost: $1,204)			1,196
	MUNICIPAL OBLIGATIONS (7.0%)
	California (0.4%)
250	San Jose Redev. Agency Successor Agency	2.63	8/01/2022	248
	Connecticut (0.7%)
500	State	3.75	9/15/2020	504
	Illinois (0.7%)
500	City of Chicago Wastewater Transmission	3.73	1/01/2020	501
	Massachusetts (0.7%)
500	Development Finance Agency	3.52	7/01/2020	500
	New Jersey (1.2%)
150	EDA	3.30	6/15/2019	150
150	EDA	3.50	6/15/2020	150
250	EDA	3.80	6/15/2020	252
300	Educational Facilities Auth.	2.47	9/01/2021	295
				847
	New York (0.7%)
500	Dormitory Auth.	3.18	3/15/2022	504
	Texas (1.9%)
500	A&M University	2.95	5/15/2023	504
150	City of Houston	2.62	3/01/2021	149
150	City of Houston	2.77	3/01/2022	150

Portfolio of Investments    |      9

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 500	State	3.11%	10/01/2023	$ 506
				1,309
	Wisconsin (0.7%)
500	Public Finance Auth. (LOC - Citizens Financial Group)	3.75	2/01/2022	500
	Total Municipal Obligations (cost: $4,909)			4,913
	U.S. TREASURY SECURITIES (10.7%)
	Notes (10.7%)
1,680	U.S. Treasury Note	1.13	7/31/2021	1,626
1,500	U.S. Treasury Note(g)	1.25	7/31/2023	1,421
1,700	U.S. Treasury Note	1.63	7/31/2020	1,678
1,000	U.S. Treasury Note	1.63	10/15/2020	986
1,750	U.S. Treasury Note	1.88	9/30/2022	1,713
	Total U.S. Treasury Securities (cost: $7,450)			7,424
	Total Bonds (cost: $68,905)			68,845
	MONEY MARKET INSTRUMENTS (1.2%)
	COMMERCIAL PAPER (0.8%)
592	Alliant Energy Corp . (a) (cost: $592)	2.62	3/01/2019	592

Number of Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
255,642	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(h) (cost: $256)	256
	Total Money Market Instruments (cost: $848)	848
	Total Investments (cost: $69,753)	$ 69,693

10      |     USAA Core Bond ETFs

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$ —	$ 8,415	$—	$ 8,415
Bank Loans	—	497	—	497
Collateralized Loan Obligations	—	1,918	—	1,918
Commercial Mortgage Securities	—	1,204	—	1,204
Corporate Obligations	—	35,915	—	35,915
Eurodollar and Yankee Obligations	—	7,363	—	7,363
Foreign Government Obligations	—	1,196	—	1,196
Municipal Obligations	—	4,913	—	4,913
U.S. Treasury Securities	7,424	—	—	7,424
Money Market Instruments:
Commercial Paper	—	592	—	592
Government & U.S. Treasury Money Market Funds	256	—	—	256
Total	$7,680	$62,013	$—	$69,693
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification Systems (BICS), which may differ from the Fund’s compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments    |      11

USAA Core Intermediate-Term Bond ETF
February 28, 2019 (unaudited)
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	BONDS (95.6%)
	ASSET-BACKED SECURITIES (2.5%)
	Asset Backed Securities (2.5%)
	Automobile ABS (0.9%)
$ 500	Bank of The West Auto Trust(a)	2.96%	2/15/2024	$ 491
500	Canadian Pacer Auto Receivables Trust(a)	3.63	1/19/2024	508
400	OSCAR U.S. Funding Trust VIII, LLC(a)	3.23	5/10/2022	401
500	Tesla Auto Lease Trust(a)	2.75	2/20/2020	499
				1,899
	Other ABS (0.8%)
1,000	PSNH Funding, LLC	3.81	2/01/2035	1,024
500	VB-S1 Issuer, LLC(a)	3.41	2/15/2048	495
				1,519
	Student Loan ABS (0.8%)
1,000	Navient Student Loan Trust (1 mo. LIBOR + 1.15%)(a)	3.64 (c)	3/25/2067	980
435	SLM Student Loan Trust (3 mo. LIBOR + 0.22%)	2.99 (c)	1/27/2042	406
277	SLM Student Loan Trust (3 mo. LIBOR + 0.22%)	2.99 (c)	3/25/2044	260
				1,646
	Total Asset Backed Securities			5,064
	Total Asset-Backed Securities (cost: $5,067)			5,064
	BANK LOANS (0.4%)(b)
	Communications (0.1%)
	Telecommunications (0.1%)
250	Sprint Communications, Inc. (1 mo. LIBOR + 3.00%)	5.50	2/03/2024	248
	Technology (0.3%)
	Software (0.3%)
495	Solera, LLC (1 mo. LIBOR + 2.75%)	5.24	3/03/2023	492
	Total Bank Loans (cost: $743)			740
	COLLATERALIZED LOAN OBLIGATIONS (0.5%)
	Asset Backed Securities (0.5%)
	Other ABS (0.5%)
1,000	Octagon Investment Partners XXIII, Ltd. (3 mo. LIBOR + 0.85%) (a) (cost: $1,000)	3.64 (c)	7/15/2027	993

12      |     USAA Core Bond ETFs

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	COMMERCIAL MORTGAGE SECURITIES (1.0%)
	Mortgage Securities (1.0%)
	Commercial MBS (1.0%)
$ 500	Citigroup Commercial Mortgage Trust(a)	4.68%	1/10/2024	$ 520
500	Citigroup Commercial Mortgage Trust	3.79 (d)	9/15/2050	507
250	Commercial Mortgage Trust	4.16 (d)	10/10/2048	256
813	J.P. Morgan Chase Commercial Mortgage Securities Trust(a)	5.60 (d)	11/15/2043	833
	Total Mortgage Securities			2,116
	Total Commercial Mortgage Securities (cost: $2,134)			2,116
	CORPORATE OBLIGATIONS (38.4%)
	Basic Materials (2.0%)
	Chemicals (1.0%)
250	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., LP(a)	3.30	5/01/2023	249
250	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., LP(a)	3.70	6/01/2028	249
500	DowDuPont, Inc.	4.73	11/15/2028	523
1,000	Mosaic Co.	4.05	11/15/2027	976
				1,997
	Forest Products & Paper (0.3%)
750	International Paper Co.	3.00	2/15/2027	702
	Iron/Steel (0.2%)
500	Reliance Steel & Aluminum Co.	4.50	4/15/2023	508
	Mining (0.5%)
1,000	Freeport-McMoRan, Inc.	3.55	3/01/2022	991
	Total Basic Materials			4,198
	Communications (4.7%)
	Media (2.6%)
1,000	CBS Corp.(f)	4.20	6/01/2029	987
500	Charter Communications Operating, LLC / Charter Communications Operating Capital	4.50	2/01/2024	513
500	Charter Communications Operating, LLC / Charter Communications Operating Capital	3.75	2/15/2028	468
750	Comcast Corp.	3.55	5/01/2028	743
500	CSC Holdings, LLC(a)	6.63	10/15/2025	529
500	CSC Holdings, LLC(a)	6.50	2/01/2029	524
1,000	Fox Corp.(a)	4.71	1/25/2029	1,039
500	Meredith Corp.(i)	6.88	2/01/2026	519
				5,322
	Telecommunications (2.1%)
1,500	AT&T, Inc.	4.35	3/01/2029	1,497

Portfolio of Investments    |      13

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 500	CommScope Finance, LLC(a)	6.00%	3/01/2026	$ 513
750	Motorola Solutions, Inc.	4.60	2/23/2028	737
500	Sprint Corp.	7.25	9/15/2021	529
500	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC(a)	4.74	3/20/2025	502
500	T-Mobile USA, Inc.	4.75	2/01/2028	488
				4,266
	Total Communications			9,588
	Consumer, Cyclical (3.1%)
	Airlines (1.5%)
389	American Airlines, Inc. Pass-Through Trust	3.70	4/01/2028	383
486	American Airlines, Inc. Pass-Through Trust	3.60	4/15/2031	466
1,000	Delta Air Lines, Inc.	4.38	4/19/2028	963
664	Hawaiian Airlines, Inc. Pass-Through Trust	4.95	7/15/2023	668
119	Hawaiian Airlines, Inc. Pass-Through Trust	3.90	7/15/2027	117
500	United Airlines Pass Through Trust	3.70	9/01/2031	486
				3,083
	Apparel (0.1%)
100	William Carter Co.	5.63	3/15/2027	102
	Auto Manufacturers (0.3%)
600	Ford Motor Credit Co., LLC (3 mo. LIBOR + 0.83%)	3.53 (c)	8/12/2019	599
	Food Service (0.2%)
500	Aramark Services, Inc.(a)	5.00	2/01/2028	495
	Home Builders (0.2%)
500	DR Horton, Inc.	4.75	2/15/2023	510
	Housewares (0.2%)
500	Newell Brands, Inc.	4.20	4/01/2026	471
	Retail (0.6%)
500	AutoZone, Inc.	3.75	6/01/2027	493
500	JC Penney Corp., Inc.(a)	5.88	7/01/2023	430
250	L Brands, Inc.	5.63	10/15/2023	249
				1,172
	Total Consumer, Cyclical			6,432
	Consumer, Non-cyclical (5.2%)
	Agriculture (0.5%)
500	Bunge Ltd. Finance Corp.	4.35	3/15/2024	495
502	Bunge Ltd. Finance Corp.	3.25	8/15/2026	443
				938
	Beverages (0.5%)
750	Constellation Brands, Inc.	3.50	5/09/2027	713

14      |     USAA Core Bond ETFs

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 250	Molson Coors Brewing Co.	3.00%	7/15/2026	$ 231
				944
	Biotechnology (0.2%)
500	Celgene Corp.	3.90	2/20/2028	491
	Commercial Services (0.8%)
500	Boston Medical Center Corp.	3.91	7/01/2028	487
480	Eastern Maine Healthcare Systems	3.71	7/01/2026	454
750	United Rentals North America, Inc.	5.50	7/15/2025	769
				1,710
	Food (0.9%)
500	B&G Foods, Inc.	5.25	4/01/2025	479
1,000	General Mills, Inc.	4.55	4/17/2038	940
500	Kroger Co.	3.50	2/01/2026	486
				1,905
	Healthcare Products (0.5%)
500	Becton Dickinson & Co.	3.70	6/06/2027	487
500	Mallinckrodt International Finance S.A. / Mallinckrodt CB, LLC(a)	4.88	4/15/2020	500
				987
	Healthcare-Services (1.3%)
500	DaVita, Inc.	5.00	5/01/2025	484
500	HCA, Inc.	4.50	2/15/2027	505
250	Mercy Health	4.30	7/01/2028	258
500	Orlando Health Obligated Group	3.78	10/01/2028	502
750	Premier Health Partners	2.91	11/15/2026	672
250	Quest Diagnostics, Inc.	3.45	6/01/2026	240
				2,661
	Pharmaceuticals (0.5%)
500	CVS Health Corp.	4.30	3/25/2028	501
500	Mylan N.V.	3.95	6/15/2026	469
				970
	Total Consumer, Non-cyclical			10,606
	Energy (4.7%)
	Oil & Gas (1.3%)
160	Continental Resources, Inc.	5.00	9/15/2022	162
500	Murphy Oil Corp.	5.75	8/15/2025	509
500	Nabors Industries, Inc.	4.63	9/15/2021	492
500	Newfield Exploration Co.	5.38	1/01/2026	529
500	Southwestern Energy Co.	7.75	10/01/2027	520
473	Transocean Guardian Ltd.(a)	5.88	1/15/2024	482
				2,694

Portfolio of Investments    |      15

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Pipelines (3.4%)
$ 500	Andeavor Logistics, LP / Tesoro Logistics Finance Corp.	4.25%	12/01/2027	$ 492
1,500	Boardwalk Pipelines, LP	4.45	7/15/2027	1,422
500	Energy Transfer Operating, LP (3 mo. LIBOR + 3.02%)	5.75 (c)	11/01/2066	403
500	EnLink Midstream Partners, LP	4.85	7/15/2026	491
500	EQM Midstream Partners, LP	4.75	7/15/2023	504
750	MPLX, LP	4.00	3/15/2028	725
250	MPLX, LP	4.80	2/15/2029	256
500	NuStar Logistics, LP	4.75	2/01/2022	506
500	ONEOK, Inc.	4.55	7/15/2028	507
1,000	Sabal Trail Transmission, LLC(a)	4.25	5/01/2028	1,005
100	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.(a)	6.50	7/15/2027	106
500	Western Gas Partners, LP	4.50	3/01/2028	485
				6,902
	Total Energy			9,596
	Financial (11.4%)
	Banks (3.7%)
1,000	Bank of America Corp. (3 mo. LIBOR + 1.51%)	3.71 (e)	4/24/2028	988
750	BB&T Corp.	4.25	9/30/2024	777
500	CIT Group, Inc.	5.25	3/07/2025	525
1,000	Citigroup, Inc.	4.13	7/25/2028	985
500	Fifth Third Bancorp	3.95	3/14/2028	503
500	Goldman Sachs Group, Inc. (3 mo. LIBOR + 0.75%)	3.40 (c)	2/23/2023	495
500	KeyBank, N.A.	3.40	5/20/2026	485
250	Santander Holdings USA, Inc.	4.45	12/03/2021	255
250	Santander Holdings USA, Inc.	3.40	1/18/2023	246
750	Santander Holdings USA, Inc.	4.40	7/13/2027	733
500	Synovus Financial Corp. (5-Yr. Semi-Annual Swap + 3.38%)	5.90 (e)	2/07/2029	504
250	Texas Capital Bank N.A.	5.25	1/31/2026	245
1,000	Wells Fargo & Co.	3.00	10/23/2026	955
				7,696
	Diversified Financial Services (1.4%)
500	Aircastle Ltd.	4.40	9/25/2023	498
1,000	Capital One Financial Corp.	3.75	7/28/2026	952
500	ILFC E-Capital Trust I (3 mo. LIBOR + 1.55%) (a),(c)	4.55	12/21/2065	382
500	Synchrony Financial	4.50	7/23/2025	489
500	Synchrony Financial	3.95	12/01/2027	458
				2,779
	Insurance (2.4%)
500	American Equity Investment Life Holding Co.	5.00	6/15/2027	497

16      |     USAA Core Bond ETFs

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 1,000	AXA Equitable Holdings, Inc.	4.35%	4/20/2028	$ 987
500	Lincoln National Corp.	3.80	3/01/2028	492
1,000	Mercury General Corp.	4.40	3/15/2027	977
475	Navigators Group, Inc.	5.75	10/15/2023	498
500	Old Republic International Corp.	3.88	8/26/2026	480
500	Prudential Financial, Inc.	4.35	2/25/2050	497
500	Torchmark Corp.	4.55	9/15/2028	515
				4,943
	Investment Companies (0.5%)
500	Ares Capital Corp.	4.25	3/01/2025	475
500	Main Street Capital Corp.	4.50	12/01/2022	494
				969
	REITS (2.7%)
750	AvalonBay Communities, Inc.	3.20	1/15/2028	722
500	EPR Properties	4.95	4/15/2028	511
500	Hospitality Properties Trust	4.95	2/15/2027	487
500	Hudson Pacific Properties, LP	3.95	11/01/2027	473
500	Hudson Pacific Properties, LP	4.65	4/01/2029	494
825	Sabra Health Care, LP / Sabra Capital Corp.	5.38	6/01/2023	833
1,000	Starwood Property Trust, Inc.	3.63	2/01/2021	996
500	STORE Capital Corp.	4.63	3/15/2029	495
500	Vornado Realty, LP	3.50	1/15/2025	484
				5,495
	Savings & Loans (0.7%)
250	New York Community Bancorp, Inc. (3 mo. LIBOR + 2.78%)	5.90 (e)	11/06/2028	251
1,160	Sterling Bancorp.	3.50	6/08/2020	1,152
				1,403
	Total Financial			23,285
	Industrial (4.8%)
	Aerospace/Defense (0.5%)
250	Arconic, Inc.	5.13	10/01/2024	248
250	Arconic, Inc.	5.90	2/01/2027	250
500	Northrop Grumman Corp.	3.25	1/15/2028	479
				977
	Building Materials (0.5%)
625	Martin Marietta Materials, Inc.	3.50	12/15/2027	580
500	Vulcan Materials Co.	3.90	4/01/2027	478
				1,058
	Electrical Components & Equipment (0.5%)
1,000	Hubbell, Inc.	3.50	2/15/2028	946

Portfolio of Investments    |      17

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Electronics (0.3%)
$ 500	Amphenol Corp.	4.35%	6/01/2029	$ 511
	Machinery-Diversified (0.6%)
250	Flowserve Corp.	4.00	11/15/2023	245
750	Wabtec Corp.	3.45	11/15/2026	672
250	Wabtec Corp.	4.70	9/15/2028	247
				1,164
	Miscellaneous Manufacturers (0.2%)
500	Ingersoll-Rand Global Holding Co. Ltd.	3.75	8/21/2028	501
	Packaging & Containers (0.7%)
500	Ball Corp.	4.88	3/15/2026	511
500	Crown Americas, LLC / Crown Americas Capital Corp.	4.75	2/01/2026	503
500	Packaging Corp. of America	3.40	12/15/2027	475
				1,489
	Transportation (0.8%)
250	FedEx Corp.	3.90	2/01/2035	231
1,000	Ryder System, Inc.	3.40	3/01/2023	994
500	Union Pacific Corp.	4.30	3/01/2049	492
				1,717
	Trucking & Leasing (0.7%)
500	Penske Truck Leasing Co., LP / PTL Finance Corp.(a)	3.95	3/10/2025	493
1,000	Penske Truck Leasing Co., LP / PTL Finance Corp.(a)	4.45	1/29/2026	1,002
				1,495
	Total Industrial			9,858
	Technology (0.7%)
	Software (0.7%)
400	First Data Corp.(a)	5.00	1/15/2024	411
1,000	Salesforce.com, Inc.	3.70	4/11/2028	1,026
	Total Technology			1,437
	Utilities (1.8%)
	Electric (0.8%)
500	Cleveland Electric Illuminating Co.(a)	4.55	11/15/2030	509
198	DPL, Inc.	6.75	10/01/2019	202
1,000	Entergy Louisiana, LLC	4.00	3/15/2033	1,017
				1,728
	Gas (0.5%)
1,000	National Fuel Gas Co.	4.75	9/01/2028	990

18      |     USAA Core Bond ETFs

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Water (0.5%)
$ 1,000	American Water Capital Corp.	2.95%	9/01/2027	$ 951
	Total Utilities			3,669
	Total Corporate Obligations (cost: $79,583)			78,669
	EURODOLLAR AND YANKEE OBLIGATIONS (15.7%)
	Basic Materials (1.7%)
	Chemicals (0.2%)
500	Syngenta Finance N.V.(a)	3.93	4/23/2021	499
	Iron/Steel (0.5%)
1,000	Vale Overseas Ltd.	6.25	8/10/2026	1,066
	Mining (1.0%)
1,000	Anglo American Capital plc(a)	4.00	9/11/2027	943
500	Glencore Funding, LLC(a)	4.00	3/27/2027	477
500	Kinross Gold Corp.	5.95	3/15/2024	527
				1,947
	Total Basic Materials			3,512
	Communications (0.7%)
	Telecommunications (0.7%)
1,000	British Telecommunications plc	5.13	12/04/2028	1,039
500	Vodafone Group plc	5.00	5/30/2038	475
	Total Communications			1,514
	Consumer, Cyclical (2.4%)
	Airlines (0.9%)
196	Air Canada Pass-Through Trust(a)	5.38	11/15/2022	199
749	British Airways Pass-Through Trust(a)	3.80	3/20/2033	753
827	Latam Airlines Pass-Through Trust	4.20	8/15/2029	804
114	Virgin Australia Pass-Through Trust(a)	5.00	4/23/2025	116
				1,872
	Auto Manufacturers (1.5%)
1,000	BMW U.S. Capital, LLC(a)	3.75	4/12/2028	986
1,000	Daimler Finance, N.A., LLC(a)	3.70	5/04/2023	1,005
1,000	Daimler Finance, N.A., LLC(a)	4.30	2/22/2029	1,002
				2,993
	Total Consumer, Cyclical			4,865
	Consumer, Non-cyclical (2.7%)
	Agriculture (0.1%)
250	BAT Capital Corp.	4.39	8/15/2037	208
	Beverages (2.1%)
1,000	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.	3.65	2/01/2026	989
500	Anheuser-Busch InBev Worldwide, Inc.	4.38	4/15/2038	459

Portfolio of Investments    |      19

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 1,000	Anheuser-Busch InBev Worldwide, Inc.	5.45%	1/23/2039	$ 1,053
500	Bacardi Ltd.(a)	4.45	5/15/2025	496
500	Bacardi Ltd.(a)	2.75	7/15/2026	429
1,000	Becle S.A.B de C.V.(a)	3.75	5/13/2025	973
				4,399
	Pharmaceuticals (0.5%)
500	Takeda Pharmaceutical Co. Ltd.(a)	5.00	11/26/2028	524
500	Teva Pharmaceutical Finance IV B.V.	3.65	11/10/2021	488
				1,012
	Total Consumer, Non-cyclical			5,619
	Diversified (0.4%)
	Holding Companies-Diversified (0.4%)
750	CK Hutchison International 17 Ltd.(a)	3.50	4/05/2027	730
	Energy (0.7%)
	Oil & Gas (0.7%)
250	Aker BP ASA(a)	6.00	7/01/2022	258
500	Aker BP ASA(a)	5.88	3/31/2025	515
250	Petroleos Mexicanos	6.38	2/04/2021	258
500	Petroleos Mexicanos	6.50	3/13/2027	484
	Total Energy			1,515
	Financial (5.2%)
	Banks (4.5%)
500	ABN AMRO Bank N.V.(a)	4.80	4/18/2026	513
600	Banco Santander S.A.	4.38	4/12/2028	591
500	Bank of Montreal (5-Yr. Semi-Annual Swap + 1.43%)	3.80 (e)	12/15/2032	478
1,000	Barclays plc (3 mo. LIBOR + 1.40%)	4.61 (e)	2/15/2023	1,010
1,000	BNP Paribas S.A. (3 mo. LIBOR + 2.24%) (a)	4.71 (e)	1/10/2025	1,031
500	BPCE S.A.(a)	4.00	9/12/2023	500
1,000	BPCE S.A.(a)	3.25	1/11/2028	952
600	Cooperatieve Rabobank UA (5-Yr. Semi-Annual Swap + 1.89%)	4.00 (e)	4/10/2029	585
250	Credit Agricole S.A.(a)	3.25	10/04/2024	242
500	Credit Suisse Group Funding Guernsey Ltd.	3.75	3/26/2025	494
250	Deutsche Bank AG	5.00	2/14/2022	252
500	HSBC Holdings plc (3 mo. LIBOR + 1.35%)	4.29 (e)	9/12/2026	507
250	Lloyds Banking Group plc (3 mo. LIBOR + 0.81%)	2.91 (e)	11/07/2023	242
250	Lloyds Banking Group plc (3 mo. LIBOR + 1.21%)	3.57 (e)	11/07/2028	235
500	Royal Bank of Scotland Group plc	6.13	12/15/2022	528
500	Royal Bank of Scotland Group plc (3 mo. LIBOR + 1.91%)	5.08 (e)	1/27/2030	515
500	Standard Chartered plc (3 mo. LIBOR + 1.97%) (a)	4.87 (e)	3/15/2033	494
				9,169

20      |     USAA Core Bond ETFs

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Insurance (0.2%)
$ 500	Fairfax Financial Holdings Ltd.	4.85%	4/17/2028	$ 493
	Savings & Loans (0.5%)
750	Nationwide Building Society (3 mo. LIBOR + 1.39%) (a)	4.36 (e)	8/01/2024	753
250	Nationwide Building Society (3 mo. LIBOR + 1.45%) (a)	4.30 (e)	3/08/2029	244
				997
	Total Financial			10,659
	Industrial (1.5%)
	Aerospace/Defense (0.1%)
275	Rolls-Royce plc(a)	3.63	10/14/2025	268
	Building Materials (0.6%)
250	CEMEX Finance, LLC(a)	6.00	4/01/2024	258
500	Cemex SAB de CV(a)	7.75	4/16/2026	545
500	LafargeHolcim Finance U.S., LLC(a)	3.50	9/22/2026	465
				1,268
	Packaging & Containers (0.3%)
250	Amcor Finance USA, Inc.(a)	3.63	4/28/2026	240
250	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu(a)	5.13	7/15/2023	250
				490
	Trucking & Leasing (0.5%)
1,000	Avolon Holdings Funding Ltd. (a),(f)	5.25	5/15/2024	1,027
	Total Industrial			3,053
	Utilities (0.4%)
	Electric (0.4%)
750	Comision Federal de Electricidad(a)	4.88	5/26/2021	764
	Total Eurodollar and Yankee Obligations (cost: $32,338)			32,231
	MUNICIPAL OBLIGATIONS (1.5%)
	California (0.2%)
500	San Jose Redev. Agency Successor Agency	3.13	8/01/2028	485
	Illinois (0.2%)
500	Finance Auth.	3.55	8/15/2029	490
	Kentucky (0.2%)
500	Economic Dev. Finance Auth.	3.82	12/01/2027	496
	Oklahoma (0.3%)
500	Dev. Finance Auth.	5.45	8/15/2028	530
	Pennsylvania (0.3%)
500	Commonwealth Financing Auth.	3.63	6/01/2029	499

Portfolio of Investments    |      21

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Texas (0.3%)
$ 500	Ector County Hospital District	6.80%	9/15/2025	$ 507
	Total Municipal Obligations (cost: $3,002)			3,007
	U.S. GOVERNMENT AGENCY ISSUES (10.2%)(j)
	Agency Collateral CMO (1.0%)
1,914	Freddie Mac (+)	4.00	6/15/2029	1,985
	Commercial MBS (2.2%)
500	Fannie Mae (+)	3.04 (d)	3/25/2028	494
86	Freddie Mac (+)	3.19 (d)	9/25/2027	86
500	Freddie Mac (+)	3.29	11/25/2027	504
100	Freddie Mac (+)	3.46	11/25/2032	99
500	Freddie Mac (+)	3.65 (d)	2/25/2028	517
500	Freddie Mac (+)	3.77	12/25/2028	521
1,000	Freddie Mac (+)	3.79	1/25/2034	1,025
500	Freddie Mac (+)	3.95 (d)	11/25/2030	525
250	Freddie Mac (+)	4.05 (d)	9/25/2028	266
500	Freddie Mac (+)	4.06 (d)	10/25/2028	533
				4,570
	FGLMC Collateral (4.8%)
296	Freddie Mac (+)	3.00	3/01/2031	296
530	Freddie Mac (+)	3.00	2/01/2033	530
1,489	Freddie Mac (+)	3.50	5/01/2033	1,521
3,359	Freddie Mac (+)	3.50	6/01/2046	3,367
244	Freddie Mac (+)	3.50	8/01/2046	245
88	Freddie Mac (+)	3.50	7/01/2047	88
1,354	Freddie Mac (+)	4.00	7/01/2042	1,394
196	Freddie Mac (+)	4.00	8/01/2044	201
340	Freddie Mac (+)	4.00	11/01/2044	348
555	Freddie Mac (+)	4.00	9/01/2045	568
322	Freddie Mac (+)	4.00	11/01/2045	330
353	Freddie Mac (+)	4.00	2/01/2046	362
221	Freddie Mac (+)	4.00	3/01/2046	226
255	Freddie Mac (+)	4.00	5/01/2046	261
219	Freddie Mac (+)	4.50	12/01/2045	230
				9,967
	FNMA Collateral (2.2%)
516	Fannie Mae (+)	3.50	4/01/2046	518
1,880	Fannie Mae (+)	3.50	1/01/2047	1,886
909	Fannie Mae (+)	3.50	4/01/2047	912
553	Fannie Mae (+)	3.50	7/01/2047	555
339	Fannie Mae (+)	4.00	12/01/2041	348
193	Fannie Mae (+)	4.00	4/01/2044	198

22      |     USAA Core Bond ETFs

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 63	Fannie Mae (+)	4.50%	8/01/2047	$ 65
				4,482
	Total U.S. Government Agency Issues (cost: $21,082)			21,004
	U.S. TREASURY SECURITIES (25.4%)
	Bonds (4.5%)
500	U.S. Treasury Bond	2.75	8/15/2047	468
500	U.S. Treasury Bond	2.75	11/15/2047	467
3,500	U.S. Treasury Bond	3.00	2/15/2048	3,440
2,012	U.S. Treasury Bond(g)	3.38	11/15/2048	2,127
1,770	U.S. Treasury Bond	3.50	2/15/2039	1,923
750	U.S. Treasury Bond	4.38	2/15/2038	914
				9,339
	Notes (20.9%)
400	U.S. Treasury Note	2.00	10/31/2022	393
24,550	U.S. Treasury Note	2.00	4/30/2024	23,915
195	U.S. Treasury Note	2.25	2/15/2021	194
1,700	U.S. Treasury Note	2.25	11/15/2027	1,643
2,000	U.S. Treasury Note	2.38	3/15/2021	1,994
3,850	U.S. Treasury Note	2.38	4/15/2021	3,839
712	U.S. Treasury Note(g)	2.50	1/15/2022	712
700	U.S. Treasury Note(g)	2.50	2/15/2022	700
250	U.S. Treasury Note(g)	2.75	11/30/2020	251
700	U.S. Treasury Note	2.75	8/15/2021	704
850	U.S. Treasury Note	2.75	2/28/2025	858
2,000	U.S. Treasury Note	2.75	2/15/2028	2,009
3,630	U.S. Treasury Note	2.88	11/15/2021	3,666
630	U.S. Treasury Note	2.88	8/15/2028	639
300	U.S. Treasury Note	3.00	9/30/2025	307
1,000	U.S. Treasury Note	3.13	11/15/2028	1,035
				42,859
	Total U.S. Treasury Securities (cost: $52,239)			52,198
	Total Bonds (cost: $197,188)			196,022

Number of Shares
MONEY MARKET INSTRUMENTS (4.7%)
GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.2%)
8,474,167	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(h) (cost: $8,474)	8,474

Portfolio of Investments    |      23

Principal Amount (000)	Security	Coupon Rate	Maturity	MarketValue (000)
	U.S. TREASURY SECURITIES (0.5%)
	Bills (0.5%)(k)
$ 1,100	U.S. Treasury Bill (cost: $1,076)	2.14%	1/02/2020	$ 1,077
	Total Money Market Instruments (cost: $9,550)			9,551
	Total Investments (cost: $206,738)			$ 205,573

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$ —	$ 5,064	$—	$ 5,064
Bank Loans	—	740	—	740
Collateralized Loan Obligations	—	993	—	993
Commercial Mortgage Securities	—	2,116	—	2,116
Corporate Obligations	—	78,669	—	78,669
Eurodollar and Yankee Obligations	—	32,231	—	32,231
Municipal Obligations	—	3,007	—	3,007
U.S. Government Agency Issues	—	21,004	—	21,004
U.S. Treasury Securities	52,198	—	—	52,198
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	8,474	—	—	8,474
U.S. Treasury Securities	1,077	—	—	1,077
Total	$61,749	$143,824	$—	$205,573
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification Systems (BICS), which may differ from the Fund’s compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

24      |     USAA Core Bond ETFs

Notes to Portfolios of Investments
February 28, 2019 (unaudited)

■	GENERAL NOTES
Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.
The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.5% of net assets for USAA Core Short-Term Bond ETF and 16.6% of net assets for USAA Core Intermediate-Term Bond ETF at February 28, 2019.
■	CATEGORIES AND DEFINITIONS
Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.
Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the

Notes to Portfolio of Investments    |      25

underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.
Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.
■ PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
EDA	Economic Development Authority
LIBOR	London Interbank Offered Rate
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer’s ability to

26      |     USAA Core Bond ETFs

repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

■ SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(b)	Bank loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at February 28, 2019. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(c)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2019.
(d)	Stated interest rates may change slightly over time as underlying mortgages paydown.

Notes to Portfolio of Investments    |      27

(e)	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
(f)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(g)	At February 28, 2019, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(h)	Rate represents the money market fund annualized seven-day yield at February 28, 2019.
(i)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees.
(j)	U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a “+”, are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can

28      |     USAA Core Bond ETFs

continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.
(k)	Rate represents an annualized yield at time of purchase, not coupon rate.
See accompanying notes to financial statements.

Notes to Portfolio of Investments    |      29

STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)
February 28, 2019 (unaudited)
	USAA Core Short-Term Bond ETF	USAA Core Intermediate-Term Bond ETF
ASSETS
Investments in securities, at market value (cost of $69,753 and $206,738, respectively)	$69,693	$205,573
Cash	2	2
Receivables:
Interest	532	1,636
Securities sold	-	517
Total assets	70,227	207,728
LIABILITIES
Payables:
Securities purchased	500	2,608
Accrued administration and operating service fees	8	22
Accrued management fees	10	38
Total liabilities	518	2,668
Net assets applicable to capital shares outstanding	$69,709	$205,060
NET ASSETS CONSIST OF:
Paid-in capital	$69,791	$206,144
Accumulated loss	(82)	(1,084)
Net assets applicable to capital shares outstanding	$69,709	$205,060
Capital shares outstanding, no par value	1,400	4,200
Net asset value, redemption price, and offering price per share	$ 49.79	$ 48.82
See accompanying notes to financial statements.

30      |     USAA Core Bond ETFs

STATEMENTS OF OPERATIONS
(IN THOUSANDS)
Six-month period ended February 28, 2019 (unaudited)
	USAA Core Short-Term Bond ETF	USAA Core Intermediate-Term Bond ETF
INVESTMENT INCOME
Interest income	$ 993	$3,148
EXPENSES
Management fees	80	250
Administration and operating service fees	48	125
Total expenses	128	375
Management fee waiver	(16)	(42)
Net expenses	112	333
NET INVESTMENT INCOME	881	2,815
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized loss on:
Investments	(21)	(77)
Change in net unrealized appreciation/(depreciation) of:
Investments	408	1,187
Futures contracts	-	1
Net realized and unrealized gain	387	1,111
Increase in net assets resulting from operations	$1,268	$3,926
See accompanying notes to financial statements.

Financial Statements    |      31

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)
Six-month period ended February 28, 2019 (unaudited), and period ended August 31, 2018*
	USAA Core Short-Term Bond ETF
	2/28/2019	8/31/2018
FROM OPERATIONS
Net investment income	$ 881	$ 849
Net realized loss on investments	(21)	(55)
Net realized loss on futures transactions	-	-
Change in net unrealized appreciation/(depreciation) of:
Investments	408	(468)
Futures contracts	-	-
Increase in net assets resulting from operations	1,268	326
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(865)	(811)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,424	62,260
Other capital(Note 6)	10	97
Increase in net assets from capital share transactions	7,434	62,357
Net increase in net assets	7,837	61,872
NET ASSETS
Beginning of period	61,872	-
End of period	$69,709	$61,872
CHANGE IN SHARES OUTSTANDING
Shares sold	150	1,250
Increase in shares outstanding	150	1,250

*	Funds commenced operations on October 24, 2017.

32      |     USAA Core Bond ETFs

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

USAA Core Intermediate-Term Bond ETF
2/28/2019	8/31/2018

$ 2,815	$ 2,672
(77)	(35)
-	(4)

1,187	(2,352)
1	(1)
3,926	280

(2,710)	(2,580)

53,088	152,813
53	190
53,141	153,003
54,357	150,703

150,703	-
$205,060	$150,703

1,100	3,100
1,100	3,100
See accompanying notes to financial statements.

Financial Statements    |      33

Notes to Financial Statements
February 28, 2019 (unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The information presented in this semiannual report pertains only to USAA Core Short-Term Bond ETF and USAA Core Intermediate-Term Bond ETF (each, a Fund and collectively, the Funds), which are classified as diversified under the 1940 Act and are authorized to issue an unlimited number of shares. The Funds qualify as registered investment companies under Accounting Standards Codification Topic 946. USAA Asset Management Company (AMCO or Manager), an affiliate of the Funds, serves as the Funds’ investment adviser.
On November 6, 2018, United Services Automobile Association (USAA), the parent company of AMCO, the investment adviser to the Funds, announced that AMCO would be acquired by Victory Capital Holdings, Inc. (Victory Holdings), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals. The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.
In connection with the Transaction, the Board has approved, subject to shareholder approval at a special shareholder meeting to be held on April 18, 2019, the reorganization of each Fund into newly-created “shell” series to be established by Victory Portfolios II (each a Reorganization), a registered investment company

34      |     USAA Core Bond ETFs

advised by Victory Capital Management Inc. (Victory Capital), a wholly-owned subsidiary of Victory Holdings. The Board also approved (i) the filing of a combined proxy statement/prospectus on Form N-14, which will be sent to shareholders of each Fund and (ii) the solicitation of shareholders of each Fund to vote on the respective Reorganization at the special shareholder meeting.
Investment Objectives
USAA Core Short-Term Bond ETF seeks high current income consistent with preservation of principal.
USAA Core Intermediate-Term Bond ETF seeks high current income without undue risk to principal.
A.   Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.    Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt

Notes to Financial Statements    |      35

securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
2.    Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time each Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
3.    Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available

36      |     USAA Core Bond ETFs

information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.
4.    Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
5.    Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
6.     Repurchase agreements are valued at cost.
7.    Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.
8.    In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of

Notes to Financial Statements    |      37

quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.   Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing

38      |     USAA Core Bond ETFs

in those securities.
C.   Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund’s investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange’s clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund’s derivative agreements held at February 28, 2019, did not include master netting provisions.
Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was

Notes to Financial Statements    |      39

closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.
The Effect of Derivative Instruments on the Statement of Operations for the the six-month period ended February 28, 2019 (in thousands)
Net Change in Unrealized Appreciation (Depreciation)
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts	Total
USAA Core Intermediate-Term Bond ETF	Change in net unrealized appreciation/(depreciation) of Futures contracts	$ 1	$ -	$ -	$ 1
D.   Federal taxes – Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.
For the six-month period ended February 28, 2019, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor each Funds' tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on each Funds' tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.
E.   Foreign taxation – Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. Each Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of

40      |     USAA Core Bond ETFs

these securities. Foreign taxes have been provided for in accordance with the Funds' understanding of the applicable countries’ prevailing tax rules and rates.
F.   Investments in securities– Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.
G.   Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by each Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. Each Fund receives a commitment fee for delayed draws on loans. Each Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of each Fund’s NAV to the extent that each Fund makes such purchases and commitments while remaining substantially fully invested.
H.   Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

Notes to Financial Statements    |      41

I.   Use of estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.
(2)  LINE OF CREDIT
The Funds participate, along with other funds of the Trust and USAA Mutual Funds Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Funds may borrow from CAPCO an amount up to 5% of each Fund’s total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.
The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.
The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.
The Funds had no borrowings under this agreement during the six-month period ended February 28, 2019.
(3)  DISTRIBUTIONS
The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund’s tax year-end of August 31, 2019, in accordance with applicable federal tax law.

42      |     USAA Core Bond ETFs

Distributions of net investment income are made monthly for each Fund. Distributions of realized gains from security transactions not offset by capital losses are made annually for each Fund in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.
At August 31, 2018, the Funds had net capital loss carryforwards for federal income tax purposes as shown in the table below.
	No-expiration Short-Term	No-Expiration Long-Term	Total capital loss carryforward
USAA Core Short-Term Bond ETF	$55,000	$ -	$55,000
USAA Core Intermediate-Term Bond ETF	13,000	3,000	16,000
At February 28, 2019, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:
Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
USAA Core Short-Term Bond ETF	$ 226,000	$ (286,000)	$ (60,000)
USAA Core Intermediate-Term Bond ETF	1,171,000	(2,336,000)	(1,165,000)
(4)  INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended February 28, 2019, were as shown below:
	Cost of purchases	Proceeds from sales/ maturities
USAA Core Short-Term Bond ETF	$17,371,000	$6,825,000
USAA Core Intermediate-Term Bond ETF	47,323,000	2,929,000

Notes to Financial Statements    |      43

In accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and affiliated USAA Funds at the then-current market price with no brokerage commissions incurred. The affiliated transactions executed by the Fund, including short-term securities, during the period ended February 28, 2019 were as follows:
USAA Core Intermediate-Term Bond ETF
Purchase	$3,455,000
Sales	-
Net Realized Gain/(loss)	-
(5)  SECURITIES LENDING
Each Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Each Fund's agreement with Citibank does not include master netting

44      |     USAA Core Bond ETFs

provisions. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in each Fund’s Portfolio of Investments and Financial Statements while non-cash collateral is not included. At February 28, 2019, the Funds had no securities on loan.
(6)  SHAREHOLDER TRANSACTIONS
The Funds offer Creation Units. Each Fund will issue and redeem shares at NAV only to certain authorized participants and only in a large block of 50,000 shares or multiples thereof. Each block of 50,000 shares is a Creation Unit. Except when aggregated in Creation Units, the shares are not redeemable securities of each Fund. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets. For the six-month period ended February 28, 2019, the USAA Core Short-Term Bond ETF and USAA Core Intermediate-Term Bond ETF incurred variable fees of $10,000 and $53,000, respectively.
(7)  TRANSACTIONS WITH MANAGER
Management fees – The Manager provides investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Funds, and for directly managing day-to-day investment of each Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the

Notes to Financial Statements    |      45

day-to-day investment of all or a portion of the Funds’ assets. For the six-month period ended February 28, 2019, the Funds had no subadviser(s).
The investment management fees for the Funds are comprised of a base fee. The Funds' base fees are accrued daily and paid monthly at an annualized rate of each Fund's average daily net assets. The Manager has contractually agreed to waive a portion of its management fees in an amount equal to 0.05% of the average daily net assets of each Fund through December 31, 2019, and the waiver cannot be terminated or reduced without approval of the Funds’ Board during that term. For the six-month period ended February 28, 2019, the Funds incurred total management fees, paid or payable to the Manager and the Manager waived management fees as shown below:
	Annual Rate (Excluding waiver)	Management Fees	Waived Management Fees
USAA Core Short-Term Bond ETF	0.25%	$ 80,000	$(16,000)
USAA Core Intermediate-Term Bond ETF	0.30	250,000	(42,000)
Administration and operating service fees – The Manager provides certain administration and operating services functions for the Funds. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of the Funds’ average daily net assets. The Manager pays all operating expenses of the Funds, excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. For the six-month period ended February 28, 2019, the Funds incurred administration and operating services fees, paid or payable to the Manager as shown below:
	Annual Rate	Administration and operating service fees
USAA Core Short-Term Bond ETF	0.15%	$ 48,000
USAA Core Intermediate-Term Bond ETF	0.15	125,000

46      |     USAA Core Bond ETFs

Distribution and service (12b-1) fees – The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Funds may, but do not currently intend to, pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Fund available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of each Fund's average daily net assets. For the six-month period ended February 28, 2019 the Funds did not incur any distribution and service (12b-1) fees.
Underwriting services – IMCO provides exclusive underwriting and distribution for each Fund’s shares on a continuing best-efforts basis and receives no fee or other compensation for these services.
(8)  TRANSACTIONS WITH AFFILIATES
The Funds are available for investment by other USAA Funds in which the affiliated USAA Funds invest. The USAA Funds do not invest in the underlying funds for the purpose of exercising management or control, and the underlying funds’ annual or semiannual reports may be viewed at usaa.com. As of February 28, 2019, the USAA Funds owned the following percentages of the total outstanding shares of each Fund:
Affiliated USAA Fund	Ownership %
USAA Core Short-Term Bond ETF
Cornerstone Conservative	0.3
USAA Core Intermediate-Term Bond ETF
Cornerstone Conservative	6.1
Target Retirement 2020	0.8
Target Retirement 2030	2.3
Target Retirement 2040	1.8
Target Retirement 2050	0.5

Notes to Financial Statements    |      47

The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution. At February 28, 2019, investments by USAA and its affiliates were as below:
USAA ETF	Ownership %
USAA Core Short-Term Bond ETF	79.2*
USAA Core Intermediate-Term Bond ETF	57.4*

*	As of February 28, 2019, USAA and its affiliates owned more than 25% of each Fund; and it is considered a “control person” of a Fund for purposes of the 1940 Act. Investment activities of these shareholders could have a significant impact on each Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to each Fund’s fundamental policies or terms of the investment advisory agreement with the investment advisor.
Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds’ officers received any compensation from the Funds.
(9)  UPCOMING REGULATORY MATTERS
In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds’ financial statements and various filings.
(10)  RECENTLY ADOPTED ACCOUNTING STANDARD
In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of

48      |     USAA Core Bond ETFs

financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.
ASU 2018-13, Fair Value Measurement
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of ASU 2018-13 guidance is limited to changes in the Funds’ notes to financial statement disclosures regarding valuation methods, fair value, and transfers between levels of the fair value hierarchy.
ASU 2017-08, Premium Amortization of Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. ASU 2017-08 became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the Fund.
(11)  SUBSEQUENT EVENT
As discussed in Note 1, a special shareholder meeting was held on April 18, 2019, at which shareholders of each Fund approved the Agreement and Plan of Reorganization and Termination (Plan), which sets forth the terms of each Reorganization and the subsequent liquidation of the Trust. Pursuant to the Plan and subject to the closing of the Transaction, each Fund will be reorganized into a newly-created corresponding series of Victory

Notes to Financial Statements    |      49

Portfolios II. The Transaction is not expected to result in any material changes to a Fund's respective investment objectives and principal investment strategies. However, in connection with the Transaction, the Board has approved certain changes to the names of the Funds, which would become effective after the closing of the Transaction and each Reorganization.

50      |     USAA Core Bond ETFs

Financial Highlights
USAA CORE SHORT-TERM BOND ETF (unaudited)

Per share operating performance for a share outstanding throughout the period is as follows:
	Six-Month Period Ended February 28,	Period Ended August 31,
	2019	2018 *
Net asset value at beginning of period	$ 49.50	$ 50.00
Income (loss) from investment operations
Net investment income	.67	.93 (a)
Net realized and unrealized gain (loss)	.28	(.59) (a)
Total from investment operations	.95	.34 (a)
Less distributions from
Net investment income	(.66)	(.84)
Net asset value at end of period	$ 49.79	$ 49.50
Total return (%)**	1.93	.70
Net assets at end of period (000)	$69,709	$61,872
Ratios to average daily net assets***
Expenses (%)(b), (c)	.35	.35
Expenses, excluding waiver (%)(b), (c)	.40	.40
Net investment income (%)(b)	2.73	2.21
Portfolio turnover (%)	11	22

*	Fund commenced operations on October 24, 2017.
**	Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles.Total returns for periods of less than one year are not annualized.
***	For the six-month period ended February 28, 2019, average daily net assets were $65,132,000.
(a)	Calculated using average shares.
(b)	Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)	Does not include acquired fund fees, if any.

Financial Highlights    |      51

USAA CORE INTERMEDIATE-TERM BOND ETF (unaudited)

Per share operating performance for a share outstanding throughout the period is as follows:
	Six-Month Period Ended February 28,	Period Ended August 31,
	2019	2018 *
Net asset value at beginning of period	$ 48.61	$ 49.93
Income (loss) from investment operations
Net investment income	.78	1.29 (a)
Net realized and unrealized gain (loss)	.20	(1.46) (a)
Total from investment operations	.98	(.17) (a)
Less distributions from
Net investment income	(.77)	(1.15)
Net asset value at end of period	$ 48.82	$ 48.61
Total return (%)**	2.05	(.33)
Net assets at end of period (000)	$205,060	$150,703
Ratios to average daily net assets***
Expenses (%)(b), (c)	.40	.40
Expenses, excluding waiver (%)(b), (c)	.45	.45
Net investment income (%)(b)	3.37	3.10
Portfolio turnover (%)	2	10

*	Fund commenced operations on October 24, 2017.
**	Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles.Total returns for periods of less than one year are not annualized.
***	For the six-month period ended February 28, 2019, average daily net assets were $168,457,000.
(a)	Calculated using average shares.
(b)	Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)	Does not include acquired fund fees, if any.

52      |     USAA Core Bond ETFs

Expense Example
February 28, 2019 (unaudited)

EXAMPLE
As a shareholder of a Fund, you incur two types of costs: direct costs, such as redemption fees and brokerage commissions on the purchases and sales of shares; and indirect costs, including management fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire for the last six-month period of September 1, 2018, through February 28, 2019.
ACTUAL EXPENSES
The line labeled “actual” in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “actual” line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The line labeled “hypothetical” in the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the

Expense Example    |      53

ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as redemption fees and brokerage commissions on the purchases and sales of shares. Therefore, the line labeled “hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.
	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period* September 1, 2018 – February 28, 2019
USAA Core Short-Term Bond ETF
Actual	$1,000.00	$1,019.30	$1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.06	1.76
USAA Core Intermediate-Term Bond ETF
Actual	1,000.00	1,020.50	2.00
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.01

*	Expenses equal each Fund’s annualized expense ratio of 0.35% for USAA Core Short-Term Bond ETF and 0.40% USAA Core Intermediate-Term Bond ETF, which is net of any waivers, multiplied by 181 days/365 days (to reflect the one-half year period). Each Fund's actual ending account value is based on its actual total return of 1.93% for the USAA Core Short-Term Bond ETF, and 2.05% for the USAA Core Intermediate-Term Bond ETF, for the six-month period of September 1, 2018 through February 28, 2019.

54      |     USAA Core Bond ETFs

Notes

Notes    |        55

56      |     USAA Core Bond ETFs

Notes    |        57

58      |     USAA Core Bond ETFs

Notes    |        59

60      |     USAA Core Bond ETFs

Trustees	Daniel S. McNamara Robert L. Mason, Ph.D. Jefferson C. Boyce Dawn M. Hawley Paul L. McNamara Richard Y. Newton III Barbara B. Ostdiek, Ph.D. Michael F. Reimherr
Administrator and Investment Adviser	USAA Asset Management Company P.O. Box 659453 San Antonio, Texas 78265-9825
Underwriter and Distributor	USAA Investment Management Company P.O. Box 659453 San Antonio, Texas 78265-9825
Transfer Agent	State Street Bank and Trust Company P.O. Box 1713 Boston, Massachusetts 02105
Custodian, Accounting Agent, and Sub-Administrator	State Street Bank and Trust Company P.O. Box 1713 Boston, Massachusetts 02105
Independent Registered Public Accounting Firm	Ernst & Young LLP 100 West Houston St., Suite 1700 San Antonio, Texas 78205
Copies of the Manager’s proxy voting policies and procedures, approved by the Trust’s Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at usaa.com; and (iii) in summary within the Statement of Additional Information on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC’s website at http://www.sec.gov.
The Fund files its complete schedule of monthly portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (beginning with filings after March 31, 2019). Previously, the Fund made its complete schedule of portfolio holdings available after the first and third fiscal quarters in regulatory filings on Form N-Q. The Fund’s Forms N-CSR, N-PORT, and N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at usaa.com; and (iii) on the SEC’s website at http://www.sec.gov.

PRSRT STD
U.S. Postage
PAID
USAA
USAA
9800 Fredericksburg Road
San Antonio, TX 78288
98744-0419	©2019, USAA. All rights reserved.

SEMIANNUAL REPORT
USAA MSCI INDEX ETFs
February 28, 2019
USAA MSCI USA VALUE MOMENTUM BLEND INDEX ETF (ULVM)
USAA MSCI USA SMALL CAP VALUE MOMENTUM BLEND INDEX ETF (USVM)
USAA MSCI INTERNATIONAL VALUE MOMENTUM BLEND INDEX ETF (UIVM)
USAA MSCI EMERGING MARKETS VALUE MOMENTUM BLEND INDEX ETF (UEVM)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on usaa.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 531-USAA (8722) or logging on to usaa.com. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Funds, managed by USAA Asset Management Company. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Funds.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 531-USAA (8722) or (210) 531-8722.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
©2019, USAA. All rights reserved.

Investment Overview

■  USAA MSCI USA Value Momentum Blend Index ETF  ■
■ Top 10 Holdings - 2/28/19 ■
Republic Services, Inc.	1.1%
Vistra Energy Corp.	1.0%
Progressive Corp.	0.9%
Merck & Co., Inc.	0.9%
Exelon Corp.	0.9%
Pfizer, Inc.	0.9%
Ball Corp.	0.9%
TJX Companies, Inc.	0.9%
AT&T, Inc.	0.9%
FirstEnergy Corp.	0.9%
■  Sector Allocation – 2/28/19  ■
Does not include money market instruments.
The Portfolio of Investments uses the Bloomberg Industry Classification Systems (BICS), which may differ from the Fund’s compliance classification.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Portfolios of Investments for a complete list of securities.

Investment Overview    |      1

■  USAA MSCI USA Small Cap Value Momentum Blend Index ETF  ■
■ Top 10 Holdings - 2/28/19 ■
Blackstone Mortgage Trust, Inc. “A”	0.6%
Apollo Commercial Real Estate Finance, Inc.	0.5%
Hawaiian Electric Industries, Inc.	0.5%
PS Business Parks, Inc.	0.5%
NorthWestern Corp.	0.5%
Equity LifeStyle Properties, Inc.	0.5%
American National Insurance Co.	0.5%
Two Harbors Investment Corp.	0.5%
Portland General Electric Co.	0.5%
National HealthCare Corp.	0.5%
■  Sector Allocation – 2/28/19  ■
Does not include money market instruments.
The Portfolio of Investments uses the Bloomberg Industry Classification Systems (BICS), which may differ from the Fund’s compliance classification.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Portfolios of Investments for a complete list of securities.

2      |

■  USAA MSCI International Value Momentum Blend Index ETF  ■
■ Top 10 Holdings* - 2/28/19 ■
Colruyt S.A.	0.9%
Dexus REIT	0.9%
Goodman Group	0.9%
Swiss Life Holding AG	0.9%
CK Hutchison Holdings Ltd.	0.9%
Bank Hapoalim BM	0.8%
GPT Group	0.8%
Link REIT	0.8%
HKT Trust & HKT Ltd.	0.8%
Mizrahi Tefahot Bank Ltd.	0.8%
■  Country Allocation – 2/28/19  ■
* Does not include money market instruments.
** Includes countries with less than 3% of portfolio, money market instruments and short-term investments purchased with cash collateral from securities loaned, if any.
The Portfolio of Investments uses the Bloomberg Industry Classification Systems (BICS), which may differ from the Fund’s compliance classification.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Portfolios of Investments for a complete list of securities.

Investment Overview    |      3

■  USAA MSCI Emerging Markets Value Momentum Blend Index ETF  ■
■ Top 10 Holdings* - 2/28/19 ■
Taiwan Business Bank	1.2%
PPB Group Bhd	1.2%
Taiwan Cooperative Financial Holding Co. Ltd.	1.2%
Surgutneftegas PJSC ADR	1.1%
Hong Leong Bank Bhd	1.1%
KT Corp.	0.9%
Infosys Ltd.	0.8%
China Mobile Ltd.	0.8%
Richter Gedeon Nyrt	0.8%
Yuanta Financial Holding Co. Ltd.	0.8%
■  Country Allocation – 2/28/19  ■
* Does not include money market instruments.
** Includes countries with less than 3% of portfolio, money market instruments and short-term investments purchased with cash collateral from securities loaned, if any.
The Portfolio of Investments uses the Bloomberg Industry Classification Systems (BICS), which may differ from the Fund’s compliance classification.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Portfolios of Investments for a complete list of securities.

4      |

Portfolios of Investments
USAA MSCI USA Value Momentum Blend Index ETF
February 28, 2019 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.9%)
	COMMON STOCKS (99.9%)
	Basic Materials (3.7%)
	Chemicals (2.3%)
39,776	CF Industries Holdings, Inc.	$ 1,679
41,927	Chemours Co.	1,594
11,748	Linde plc	2,035
16,080	LyondellBasell Industries N.V. “A”	1,375
58,350	Mosaic Co.	1,825
18,219	Westlake Chemical Corp.	1,273
		9,781
	Iron/Steel (1.1%)
38,735	Nucor Corp.	2,346
56,595	Steel Dynamics, Inc.	2,112
		4,458
	Mining (0.3%)
100,934	Freeport-McMoRan, Inc.	1,302
	Total Basic Materials	15,541
	Communications (7.7%)
	Advertising (0.4%)
23,100	Omnicom Group, Inc.	1,749
	Internet (1.1%)
8,510	F5 Networks, Inc.(a)	1,431
4,200	IAC/InterActiveCorp (a)	895
13,673	TripAdvisor, Inc.(a)	727
8,400	VeriSign, Inc.(a)	1,495
		4,548
	Media (2.3%)
45,142	Comcast Corp. “A”	1,746
64,989	Discovery, Inc. “A”(a)	1,878
39,981	Liberty Media Corp-Liberty SiriusXM “A”(a)	1,635
55,771	Twenty-First Century Fox, Inc. “A”	2,813

Portfolio of Investments    |      5

Number of Shares	Security	Market Value (000)
57,581	Viacom, Inc. “B”	$ 1,682
		9,754
	Telecommunications (3.9%)
116,849	AT&T, Inc.	3,636
114,669	CenturyLink, Inc.	1,513
67,509	Cisco Systems, Inc.	3,495
99,195	Juniper Networks, Inc.	2,686
247,721	Sprint Corp.(a)	1,573
20,300	T-Mobile US, Inc.(a)	1,466
29,375	Verizon Communications, Inc.	1,672
		16,041
	Total Communications	32,092
	Consumer, Cyclical (15.9%)
	Airlines (2.1%)
52,616	American Airlines Group, Inc.	1,875
48,025	Delta Air Lines, Inc.	2,381
43,654	Southwest Airlines Co.	2,446
22,119	United Continental Holdings, Inc.(a)	1,942
		8,644
	Apparel (0.5%)
16,078	Ralph Lauren Corp.	2,012
	Auto Manufacturers (2.0%)
317,023	Ford Motor Co.	2,780
68,989	General Motors Co.	2,724
43,345	PACCAR, Inc.	2,939
		8,443
	Auto Parts & Equipment (1.5%)
28,236	BorgWarner, Inc.	1,147
114,715	Goodyear Tire & Rubber Co.	2,269
19,380	Lear Corp.	2,947
		6,363
	Distribution/Wholesale (0.6%)
25,900	HD Supply Holdings, Inc.(a)	1,114
3,758	WW Grainger, Inc.	1,145
		2,259
	Home Builders (1.3%)
59,521	Lennar Corp. “A”	2,856
98,187	PulteGroup, Inc.	2,651
		5,507
	Housewares (0.2%)
43,884	Newell Brands, Inc.	712

6      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Leisure Time (0.8%)
40,825	Norwegian Cruise Line Holdings Ltd.(a)	$ 2,267
9,500	Royal Caribbean Cruises Ltd.	1,126
		3,393
	Retail (6.9%)
12,447	Advance Auto Parts, Inc.	2,014
1,700	AutoZone, Inc.(a)	1,596
15,802	Best Buy Co., Inc.	1,088
1,400	Chipotle Mexican Grill, Inc.(a)	851
72,008	Gap, Inc.	1,829
26,822	Kohl's Corp.	1,811
13,337	Lululemon Athletica, Inc.(a)	2,006
56,910	Macy's, Inc.	1,411
16,926	Nordstrom, Inc.	800
17,945	Ross Stores, Inc.	1,702
23,500	Starbucks Corp.	1,651
35,104	Target Corp.	2,550
71,155	TJX Companies, Inc.	3,650
12,736	Tractor Supply Co.	1,214
40,483	Walgreens Boots Alliance, Inc.	2,882
18,148	Walmart, Inc.	1,796
		28,851
	Total Consumer, Cyclical	66,184
	Consumer, Non-cyclical (21.7%)
	Agriculture (1.3%)
67,257	Archer-Daniels-Midland Co.	2,858
43,667	Bunge Ltd.	2,318
		5,176
	Apparel (0.2%)
18,491	Capri Holdings Ltd.(a)	843
	Beverages (0.6%)
41,860	Molson Coors Brewing Co. “B”	2,581
	Biotechnology (1.2%)
37,732	Gilead Sciences, Inc.	2,453
18,663	United Therapeutics Corp.(a)	2,357
		4,810
	Commercial Services (1.7%)
4,000	AMERCO	1,539
19,662	Square, Inc. “A”(a)	1,597
14,112	United Rentals, Inc.(a)	1,899
17,201	Verisk Analytics, Inc.(a)	2,175
		7,210

Portfolio of Investments    |      7

Number of Shares	Security	Market Value (000)
	Cosmetics/Personal Care (0.5%)
22,400	Procter & Gamble Co.	$ 2,208
	Food (2.7%)
72,383	Hormel Foods Corp.	3,139
12,976	JM Smucker Co.	1,374
69,786	Kroger Co.	2,047
12,155	McCormick & Co., Inc.	1,653
45,446	Tyson Foods, Inc. “A”	2,802
		11,015
	Healthcare Products (2.1%)
45,335	Abbott Laboratories	3,519
40,100	Boston Scientific Corp.(a)	1,609
3,305	Intuitive Surgical, Inc.(a)	1,810
6,873	Thermo Fisher Scientific, Inc.	1,784
		8,722
	Healthcare-Services (5.0%)
10,271	Anthem, Inc.	3,089
34,888	Centene Corp.(a)	2,124
21,224	HCA Healthcare, Inc.	2,951
9,119	Humana, Inc.	2,599
10,445	IQVIA Holdings, Inc.(a)	1,464
13,113	UnitedHealth Group, Inc.	3,176
22,076	Universal Health Services, Inc. “B”	3,065
9,871	WellCare Health Plans, Inc.(a)	2,503
		20,971
	Household Products/Wares (0.4%)
25,900	Church & Dwight Co., Inc.	1,704
	Pharmaceuticals (6.0%)
14,965	Allergan plc	2,061
17,767	Cigna Corp.(a)	3,099
35,552	CVS Health Corp.	2,056
10,138	DexCom, Inc.(a)	1,413
27,041	Eli Lilly & Co.	3,415
16,812	McKesson Corp.	2,138
47,940	Merck & Co., Inc.	3,897
55,098	Mylan N.V.(a)	1,454
84,968	Pfizer, Inc.	3,683
19,394	Zoetis, Inc.	1,827
		25,043
	Total Consumer, Non-cyclical	90,283
	Energy (3.7%)
	Oil & Gas (3.1%)
15,284	Chevron Corp.	1,828

8      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
31,825	ConocoPhillips	$ 2,160
32,506	HollyFrontier Corp.	1,664
82,702	Marathon Oil Corp.	1,373
32,144	Marathon Petroleum Corp.	1,993
16,616	Phillips 66	1,601
29,645	Valero Energy Corp.	2,418
		13,037
	Pipelines (0.6%)
72,800	Kinder Morgan, Inc.	1,395
36,200	Plains GP Holdings, LP “A”(a)	839
		2,234
	Total Energy	15,271
	Financial (23.4%)
	Banks (3.1%)
86,201	Bank of America Corp.	2,507
56,652	CIT Group, Inc.	2,887
41,652	Citigroup, Inc.	2,665
67,694	Citizens Financial Group, Inc.	2,501
27,232	Morgan Stanley	1,143
72,757	Regions Financial Corp.	1,193
		12,896
	Diversified Financial Services (3.3%)
104,092	Ally Financial, Inc.	2,820
31,899	Capital One Financial Corp.	2,666
19,693	CME Group, Inc.	3,582
57,205	Jefferies Financial Group, Inc.	1,160
10,394	Mastercard, Inc. “A”	2,336
33,300	Synchrony Financial	1,086
		13,650
	Insurance (8.2%)
43,608	Aflac, Inc.	2,143
3,068	Alleghany Corp.	1,973
23,513	Allstate Corp.	2,219
14,374	Assurant, Inc.	1,480
67,031	Athene Holding Ltd. “A”(a)	2,986
151,264	AXA Equitable Holdings, Inc.	2,892
38,157	Brighthouse Financial, Inc.(a)	1,478
35,562	Lincoln National Corp.	2,223
55,460	MetLife, Inc.	2,506
53,613	Progressive Corp.	3,909
29,933	Prudential Financial, Inc.	2,869
12,890	Reinsurance Group of America, Inc.	1,863
13,600	RenaissanceRe Holdings Ltd.	2,000
32,900	Unum Group	1,229

Portfolio of Investments    |      9

Number of Shares	Security	Market Value (000)
46,161	Voya Financial, Inc.	$ 2,334
		34,104
	Real Estate (0.6%)
15,042	Jones Lang LaSalle, Inc.	2,484
	REITS (8.2%)
144,429	AGNC Investment Corp.	2,549
10,894	American Tower Corp.	1,919
234,200	Annaly Capital Management, Inc.	2,372
15,368	Extra Space Storage, Inc.	1,474
82,148	HCP, Inc.	2,528
157,130	Host Hotels & Resorts, Inc.	3,081
65,767	National Retail Properties, Inc.	3,427
8,302	Public Storage	1,756
50,343	Realty Income Corp.	3,482
19,504	Simon Property Group, Inc.	3,533
401,953	VEREIT, Inc.	3,204
40,184	Welltower, Inc.	2,986
27,900	WP Carey, Inc.	2,061
		34,372
	Total Financial	97,506
	Industrial (11.0%)
	Aerospace/Defense (0.9%)
4,579	Boeing Co.	2,015
17,694	Spirit AeroSystems Holdings, Inc. “A”	1,748
		3,763
	Building Materials (0.6%)
48,357	Owens Corning	2,414
	Electronics (0.7%)
42,105	Corning, Inc.	1,466
15,900	Keysight Technologies, Inc.(a)	1,342
		2,808
	Engineering & Construction (1.0%)
24,656	Fluor Corp.	927
40,348	Jacobs Engineering Group, Inc.	2,977
		3,904
	Environmental Control (2.2%)
60,749	Republic Services, Inc.	4,765
26,100	Waste Connections, Inc.	2,177
22,800	Waste Management, Inc.	2,308
		9,250
	Machinery-Diversified (0.3%)
8,700	Cummins, Inc.	1,341

10      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Miscellaneous Manufacturers (1.2%)
20,586	Eaton Corp. plc	$ 1,642
32,392	Ingersoll-Rand plc	3,419
		5,061
	Packaging & Containers (1.4%)
66,943	Ball Corp.	3,667
58,109	WestRock Co.	2,172
		5,839
	Transportation (2.7%)
35,274	CSX Corp.	2,563
68,580	Knight-Swift Transportation Holdings, Inc.	2,306
16,609	Norfolk Southern Corp.	2,978
20,331	Union Pacific Corp.	3,410
		11,257
	Total Industrial	45,637
	Technology (7.0%)
	Computers (3.4%)
7,533	Apple, Inc.	1,304
21,791	Dell Technologies, Inc. “C”(a)	1,216
30,476	DXC Technology Co.	2,007
29,977	Fortinet, Inc.(a)	2,602
153,126	Hewlett Packard Enterprise Co.	2,508
15,218	NetApp, Inc.	992
35,582	Seagate Technology plc	1,657
35,599	Western Digital Corp.	1,791
		14,077
	Semiconductors (2.0%)
4,000	Broadcom, Inc.	1,101
27,580	Intel Corp.	1,461
39,409	Micron Technology, Inc.(a)	1,611
27,466	Qorvo, Inc.(a)	1,927
20,931	QUALCOMM, Inc.	1,117
11,000	Xilinx, Inc.	1,378
		8,595
	Software (1.6%)
17,521	Broadridge Financial Solutions, Inc.	1,774
29,903	First Data Corp. “A”(a)	752
14,908	Jack Henry & Associates, Inc.	1,977
7,700	Veeva Systems, Inc. “A”(a)	908
6,600	VMware, Inc. “A”	1,134
		6,545
	Total Technology	29,217

Portfolio of Investments    |      11

Number of Shares	Security	Market Value (000)
	Utilities (5.8%)
	Electric (5.8%)
186,430	AES Corp.	$ 3,212
30,775	Ameren Corp.	2,192
24,066	Entergy Corp.	2,246
79,958	Exelon Corp.	3,885
88,235	FirstEnergy Corp.	3,596
19,186	NRG Energy, Inc.	800
47,900	OGE Energy Corp.	2,037
36,070	Public Service Enterprise Group, Inc.	2,121
157,373	Vistra Energy Corp.(a)	4,098
	Total Utilities	24,187
	Total Common Stocks (cost: $412,501)	415,918
	Total Equity Securities (cost: $412,501)	415,918
	MONEY MARKET INSTRUMENTS (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
187,626	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(b) (cost: $188)	188
	Total Investments (cost: $412,689)	$ 416,106

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$415,918	$—	$—	$415,918
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	188	—	—	188
Total	$416,106	$—	$—	$416,106
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification Systems (BICS), which may differ from the Fund’s compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

12      |     USAA MSCI Index ETFs

USAA MSCI USA Small Cap Value Momentum Blend Index ETF
February 28, 2019 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.8%)
	COMMON STOCKS (99.8%)
	Basic Materials (3.2%)
	Chemicals (1.3%)
4,466	Ashland Global Holdings, Inc.	$ 345
9,282	Codexis, Inc.(a)	201
7,489	Element Solutions, Inc.(a)	84
779	Quaker Chemical Corp.	163
9,989	Rayonier Advanced Materials, Inc.	141
2,819	RPM International, Inc.	163
1,562	Stepan Co.	147
		1,244
	Forest Products & Paper (1.0%)
5,707	Clearwater Paper Corp.(a)	163
5,873	Domtar Corp.	299
15,125	Mercer International, Inc.	217
13,144	Resolute Forest Products, Inc.	107
7,964	Verso Corp. “A”(a)	157
		943
	Iron/Steel (0.9%)
9,204	Cleveland-Cliffs, Inc.	102
5,331	Commercial Metals Co.	88
3,840	Reliance Steel & Aluminum Co.	343
7,130	Schnitzer Steel Industries, Inc. “A”	173
4,461	United States Steel Corp.	100
		806
	Total Basic Materials	2,993
	Communications (4.9%)
	Advertising (0.3%)
1,545	Trade Desk, Inc. “A”(a)	305
	Internet (0.9%)
2,997	Etsy, Inc.(a)	214
10,023	Perficient, Inc.(a)	287
9,889	QuinStreet, Inc.(a)	132
2,269	RingCentral, Inc. “A”(a)	239
		872

Portfolio of Investments    |      13

Number of Shares	Security	Market Value (000)
	Media (2.0%)
427	Cable One, Inc.	$ 405
47,897	Entravision Communications Corp. “A”	189
5,507	EW Scripps Co. “A”	116
18,813	Gannett Co., Inc.	221
10,320	Gray Television, Inc.(a)	226
9,198	Houghton Mifflin Harcourt Co.(a)	73
5,820	New York Times Co. “A”	191
2,997	Tribune Media Co. “A”	139
3,037	World Wrestling Entertainment, Inc. “A”	254
		1,814
	Telecommunications (1.7%)
3,975	ARRIS International plc(a)	126
1,424	ATN International, Inc.	80
5,739	Ciena Corp.(a)	245
7,755	Finisar Corp.(a)	190
34,615	Frontier Communications Corp.(a)	106
8,861	Iridium Communications, Inc.(a)	189
2,030	Shenandoah Telecommunications Co.	90
7,319	Telephone & Data Systems, Inc.	234
4,437	United States Cellular Corp.(a)	207
9,735	Vonage Holdings Corp.(a)	100
		1,567
	Total Communications	4,558
	Consumer, Cyclical (11.3%)
	Airlines (0.6%)
5,592	Hawaiian Holdings, Inc.	166
4,076	SkyWest, Inc.	220
3,760	Spirit Airlines, Inc.(a)	212
		598
	Apparel (0.4%)
6,652	Crocs, Inc.(a)	171
1,587	Deckers Outdoor Corp.(a)	235
		406
	Auto Parts & Equipment (0.6%)
13,870	American Axle & Manufacturing Holdings, Inc.(a)	223
3,267	Cooper Tire & Rubber Co.	104
7,931	Tower International, Inc.	204
		531
	Distribution/Wholesale (1.1%)
1,571	Anixter International, Inc.(a)	92
3,273	Core-Mark Holding Co., Inc.	103
5,705	Fossil Group, Inc.(a)	89

14      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
1,817	G-III Apparel Group Ltd.(a)	$ 65
6,618	ScanSource, Inc.(a)	249
8,611	Titan Machinery, Inc.(a)	165
3,811	Triton International Ltd.	126
4,224	Veritiv Corp.(a)	122
		1,011
	Entertainment (0.5%)
1,930	Eldorado Resorts, Inc.(a)	93
3,439	International Speedway Corp. “A”	149
7,718	SeaWorld Entertainment, Inc.(a)	210
		452
	Home Builders (1.1%)
14,644	Beazer Homes USA, Inc.(a)	177
10,550	Century Communities, Inc.(a)	241
11,563	KB Home	264
5,135	MDC Holdings, Inc.	148
13,201	William Lyon Homes “A”(a)	187
		1,017
	Leisure Time (0.4%)
7,569	Callaway Golf Co.	130
4,186	Liberty TripAdvisor Holdings, Inc. “A”(a)	63
15,718	Vista Outdoor, Inc.(a)	140
		333
	Lodging (0.4%)
3,862	Belmond Ltd. “A”(a)	96
7,540	Marcus Corp.	320
		416
	Office Furnishings (0.3%)
13,681	Steelcase, Inc. “A”	240
	Retail (5.9%)
7,072	Abercrombie & Fitch Co. “A”	155
10,054	American Eagle Outfitters, Inc.	205
2,604	America's Car-Mart, Inc.(a)	213
38,200	Ascena Retail Group, Inc.(a)	85
22,662	Barnes & Noble Education, Inc.(a)	156
12,426	Barnes & Noble, Inc.	78
14,494	Bed Bath & Beyond, Inc.	242
2,200	BJ's Restaurants, Inc.	105
5,296	Boot Barn Holdings, Inc.(a)	151
9,929	Buckle, Inc.	191
11,755	Cato Corp. “A”	185
8,697	Citi Trends, Inc.	188
5,789	Dick's Sporting Goods, Inc.	226
2,522	Dillard's, Inc. “A”	198

Portfolio of Investments    |      15

Number of Shares	Security	Market Value (000)
6,934	DSW, Inc. “A”	$ 205
3,436	Duluth Holdings, Inc. “B”(a)	87
6,545	El Pollo Loco Holdings, Inc.(a)	99
21,907	Express, Inc.(a)	114
16,405	EZCORP, Inc. “A”(a)	160
1,647	Five Below, Inc.(a)	198
3,223	Foot Locker, Inc.	192
2,395	Freshpet, Inc.(a)	99
14,720	GameStop Corp. “A”	172
3,908	Genesco, Inc.(a)	189
7,499	Guess?, Inc.	168
9,556	Hibbett Sports, Inc.(a)	177
2,397	Movado Group, Inc.	84
45,747	Office Depot, Inc.	159
1,456	Ollie's Bargain Outlet Holdings, Inc.(a)	128
8,518	Party City Holdco, Inc.(a)	89
420	RH (a)	65
4,233	Shoe Carnival, Inc.	161
4,294	Signet Jewelers Ltd.	121
2,537	Urban Outfitters, Inc.(a)	78
15,762	Vera Bradley, Inc.(a)	151
3,939	World Fuel Services Corp.	109
7,528	Zumiez, Inc.(a)	186
		5,569
	Total Consumer, Cyclical	10,573
	Consumer, Non-cyclical (26.2%)
	Agriculture (0.4%)
3,579	Turning Point Brands, Inc.	147
3,696	Universal Corp.	219
		366
	Biotechnology (1.7%)
14,873	ArQule, Inc.(a)	49
6,474	Arrowhead Pharmaceuticals, Inc.(a)	126
636	Bio-Rad Laboratories, Inc. “A”(a)	172
1,983	Cambrex Corp.(a)	82
2,665	Emergent BioSolutions, Inc.(a)	155
578	Exact Sciences Corp.(a)	53
2,897	Immunomedics, Inc.(a)	46
7,640	Innoviva, Inc.(a)	120
1,012	Ionis Pharmaceuticals, Inc.(a)	72
2,631	Myriad Genetics, Inc.(a)	82
11,429	NeoGenomics, Inc.(a)	224
6,704	Pacific Biosciences of California, Inc.(a)	49
54,434	PDL BioPharma, Inc.(a)	197
856	REGENXBIO, Inc.(a)	44
2,452	Vericel Corp.(a)	46

16      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
3,877	Viking Therapeutics, Inc.(a)	$ 33
		1,550
	Commercial Services (7.5%)
4,365	Aaron's, Inc.	237
3,722	ABM Industries, Inc.	133
1,838	Adtalem Global Education, Inc.(a)	89
4,658	American Public Education, Inc.(a)	151
1,844	AMN Healthcare Services, Inc.(a)	92
2,619	Barrett Business Services, Inc.	206
3,301	Booz Allen Hamilton Holding Corp.	175
4,855	CAI International, Inc.(a)	114
18,099	CBIZ, Inc.(a)	373
2,384	Chegg, Inc.(a)	95
7,253	Ennis, Inc.	154
2,326	Euronet Worldwide, Inc.(a)	312
9,555	EVERTEC, Inc.	273
3,627	FTI Consulting, Inc.(a)	269
639	Graham Holdings Co. “B”	437
1,202	Grand Canyon Education, Inc.(a)	139
1,771	Green Dot Corp. “A”(a)	114
2,261	HealthEquity, Inc.(a)	182
5,041	Heidrick & Struggles International, Inc.	217
3,114	Hertz Global Holdings, Inc.(a)	59
6,127	HMS Holdings Corp.(a)	211
4,744	Huron Consulting Group, Inc.(a)	217
3,869	ICF International, Inc.	292
2,299	Insperity, Inc.	290
6,793	K12, Inc.(a)	218
11,713	Kelly Services, Inc. “A”	283
4,221	LiveRamp Holdings, Inc.(a)	227
24,777	LSC Communications, Inc.	210
642	Medifast, Inc.	82
1,602	Morningstar, Inc.	203
10,570	Navigant Consulting, Inc.	218
38,996	Net 1 UEPS Technologies, Inc.(a)	152
10,163	Quad/Graphics, Inc.	148
4,222	Quanta Services, Inc.	150
4,332	Rent-A-Center, Inc.(a)	81
4,542	TrueBlue, Inc.(a)	105
883	WEX, Inc.(a)	157
		7,065
	Food (1.5%)
10,301	Darling Ingredients, Inc.(a)	226
6,802	Ingles Markets, Inc. “A”	212
5,781	Simply Good Foods Co.(a)	118
24,508	Smart & Final Stores, Inc.(a)	152

Portfolio of Investments    |      17

Number of Shares	Security	Market Value (000)
7,641	SpartanNash Co.	$ 145
1,627	TreeHouse Foods, Inc.(a)	99
10,142	United Natural Foods, Inc.(a)	152
5,443	Weis Markets, Inc.	274
		1,378
	Healthcare Products (7.3%)
11,701	AngioDynamics, Inc.(a)	262
6,121	AtriCure, Inc.(a)	196
206	Atrion Corp.	162
2,636	Avanos Medical, Inc. (a)	124
2,842	AxoGen, Inc.(a)	52
2,078	Bio-Techne Corp.	403
2,392	BioTelemetry, Inc.(a)	179
3,671	CareDx, Inc.(a)	114
4,157	CONMED Corp.	320
7,437	CryoLife, Inc.(a)	220
2,569	Genomic Health, Inc.(a)	195
2,098	Glaukos Corp.(a)	156
2,520	Globus Medical, Inc. “A”(a)	123
2,859	Haemonetics Corp.(a)	248
3,416	Hill-Rom Holdings, Inc.	362
1,195	ICU Medical, Inc.(a)	294
711	Inogen, Inc.(a)	76
2,248	Insulet Corp.(a)	211
2,227	Integer Holdings Corp.(a)	203
2,423	LivaNova plc(a)	226
8,509	Luminex Corp.	217
2,548	Masimo Corp.(a)	334
4,144	Merit Medical Systems, Inc.(a)	231
3,389	Novocure Ltd.(a)	182
4,318	Orthofix Medical, Inc.(a)	264
602	Penumbra, Inc.(a)	80
2,689	Quidel Corp.(a)	176
3,239	Repligen Corp.(a)	193
4,177	STAAR Surgical Co.(a)	154
3,473	STERIS plc	420
3,798	Surmodics, Inc.(a)	222
2,298	Tactile Systems Technology, Inc.(a)	175
3,560	Wright Medical Group N.V.(a)	111
		6,885
	Healthcare-Services (4.9%)
3,163	Acadia Healthcare Co., Inc.(a)	83
2,886	Addus HomeCare Corp.(a)	194
1,673	Amedisys, Inc.(a)	208
4,256	American Renal Associates Holdings, Inc.(a)	53
1,060	Charles River Laboratories International, Inc.(a)	151

18      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
1,212	Chemed Corp.	$ 399
4,987	Encompass Health Corp.	315
4,642	Ensign Group, Inc.	230
7,963	Invitae Corp.(a)	160
2,220	LHC Group, Inc.(a)	243
1,810	Magellan Health, Inc.(a)	123
2,354	Medpace Holdings, Inc.(a)	129
1,352	Molina Healthcare, Inc.(a)	182
5,486	National HealthCare Corp.	447
4,142	Providence Service Corp.(a)	295
15,691	R1 RCM, Inc.(a)	155
16,096	RadNet, Inc.(a)	220
5,734	Select Medical Holdings Corp.(a)	85
5,479	Surgery Partners, Inc.(a)	69
1,547	Syneos Health, Inc.(a)	65
2,163	Teladoc Health, Inc.(a)	139
3,301	Tenet Healthcare Corp.(a)	94
8,511	Triple-S Management Corp. “B”(a)	217
2,626	U.S. Physical Therapy, Inc.	289
		4,545
	Household Products/Wares (0.3%)
11,356	ACCO Brands Corp.	106
1,036	Helen of Troy Ltd.(a)	116
5,892	Rosetta Stone, Inc.(a)	95
		317
	Pharmaceuticals (2.6%)
4,009	Amphastar Pharmaceuticals, Inc.(a)	100
961	Enanta Pharmaceuticals, Inc.(a)	99
8,924	Endo International plc(a)	98
5,867	Horizon Pharma plc(a)	170
411	Madrigal Pharmaceuticals, Inc.(a)	54
5,186	Mallinckrodt plc(a)	129
1,792	Mirati Therapeutics, Inc.(a)	130
893	Neurocrine Biosciences, Inc.(a)	69
1,512	Pacira Pharmaceuticals, Inc.(a)	62
3,491	Phibro Animal Health Corp. “A”	102
2,504	PRA Health Sciences, Inc.(a)	268
8,833	Premier, Inc. “A”(a)	323
3,339	Prestige Consumer Healthcare, Inc.(a)	98
3,542	Ra Pharmaceuticals, Inc.(a)	68
1,966	Reata Pharmaceuticals, Inc. “A”(a)	186
745	Sarepta Therapeutics, Inc.(a)	108
1,847	Supernus Pharmaceuticals, Inc.(a)	75
2,266	USANA Health Sciences, Inc.(a)	223

Portfolio of Investments    |      19

Number of Shares	Security	Market Value (000)
4,157	Vanda Pharmaceuticals, Inc.(a)	$ 84
		2,446
	Total Consumer, Non-cyclical	24,552
	Energy (4.8%)
	Coal (0.6%)
1,615	Arch Coal, Inc. “A”	150
1,911	CONSOL Energy, Inc.(a)	73
2,123	Peabody Energy Corp.	66
7,767	Warrior Met Coal, Inc.	227
		516
	Energy-Alternate Sources (1.1%)
3,739	First Solar, Inc.(a)	196
6,324	FutureFuel Corp.	117
6,057	NextEra Energy Partners, LP	262
7,388	Renewable Energy Group, Inc.(a)	196
8,888	Sunrun, Inc.(a)	138
3,360	TPI Composites, Inc.(a)	101
		1,010
	Oil & Gas (2.7%)
3,423	Bonanza Creek Energy, Inc.(a)	79
4,644	CNX Resources Corp.(a)	49
3,729	CVR Energy, Inc.	151
2,300	Delek U.S. Holdings, Inc.	81
43,135	Denbury Resources, Inc.(a)	83
19,755	Ensco plc “A”	81
70,799	Gran Tierra Energy, Inc.(a)	160
18,777	Gulfport Energy Corp.(a)	144
24,798	Halcon Resources Corp.(a)	37
29,527	HighPoint Resources Corp.(a)	77
2,531	Murphy Oil Corp.	73
30,370	Noble Corp. plc(a)	91
36,962	Northern Oil and Gas, Inc.(a)	88
10,530	Oasis Petroleum, Inc.(a)	59
5,236	PBF Energy, Inc. “A”	163
2,507	Penn Virginia Corp.(a)	135
9,358	QEP Resources, Inc.(a)	73
4,612	Range Resources Corp.	49
11,017	Rowan Companies plc “A”(a)	125
15,686	SandRidge Energy, Inc.(a)	122
28,895	Southwestern Energy Co.(a)	122
322	Texas Pacific Land Trust	239
15,191	Transocean Ltd.(a)	124
5,139	Unit Corp.(a)	80
3,256	Whiting Petroleum Corp.(a)	79
		2,564

20      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Oil & Gas Services (0.4%)
7,150	FTS International, Inc.(a)	$ 73
2,491	KLX Energy Services Holdings, Inc.(a)	66
7,615	Matrix Service Co.(a)	159
8,938	McDermott International, Inc.(a)	76
		374
	Total Energy	4,464
	Financial (31.4%)
	Banks (1.4%)
8,433	Bancorp, Inc.(a)	77
7,132	Blue Hills Bancorp, Inc.	177
4,452	Fidelity Southern Corp.	145
18,606	First BanCorp	214
9,380	OFG Bancorp	194
8,936	Opus Bank	204
5,179	Popular, Inc.	292
		1,303
	Diversified Financial Services (3.0%)
7,150	Air Lease Corp.	267
14,073	Aircastle Ltd.	279
5,392	Altisource Portfolio Solutions S.A.(a)	135
33,572	Arlington Asset Investment Corp. “A”	278
2,874	Blucora, Inc.(a)	77
12,179	Cowen, Inc.(a)	189
6,044	Encore Capital Group, Inc.(a)	207
6,003	Enova International, Inc.(a)	153
3,629	Investment Technology Group, Inc.	110
8,909	Legg Mason, Inc.	261
7,613	Mr Cooper Group, Inc.(a)	104
18,410	Navient Corp.	225
4,515	Nelnet, Inc. “A”	248
10,494	On Deck Capital, Inc.(a)	64
5,390	OneMain Holdings, Inc.	178
		2,775
	Insurance (6.4%)
11,448	Ambac Financial Group, Inc.(a)	226
5,397	American Equity Investment Life Holding Co.	171
3,259	American National Insurance Co.	480
6,027	Argo Group International Holdings Ltd.	419
8,531	Assured Guaranty Ltd.	356
3,554	Axis Capital Holdings Ltd.	203
15,866	CNO Financial Group, Inc.	270
2,878	eHealth, Inc.(a)	154
1,459	Erie Indemnity Co. “A”	260
3,353	Essent Group Ltd.(a)	145

Portfolio of Investments    |      21

Number of Shares	Security	Market Value (000)
32,187	Genworth Financial, Inc. “A”(a)	$ 124
2,185	HCI Group, Inc.	101
11,171	Heritage Insurance Holdings, Inc.	167
2,839	Kemper Corp.	236
69,585	Maiden Holdings Ltd.	86
2,727	Mercury General Corp.	144
19,219	MGIC Investment Corp.(a)	249
11,428	National General Holdings Corp.	295
1,109	National Western Life Group, Inc. “A”	342
4,483	Navigators Group, Inc.	313
8,455	NMI Holdings, Inc. “A”(a)	204
9,357	Old Republic International Corp.	195
11,954	Radian Group, Inc.	243
28,549	Third Point Reinsurance Ltd.(a)	305
5,204	United Insurance Holdings Corp.	85
4,785	Universal Insurance Holdings, Inc.	187
		5,960
	Real Estate (1.2%)
2,768	HFF, Inc. “A”	125
6,539	Marcus & Millichap, Inc.(a)	252
15,146	Newmark Group, Inc. “A”	140
6,753	RE/MAX Holdings, Inc. “A”	265
7,340	Realogy Holdings Corp.	100
3,965	RMR Group, Inc. “A”	284
		1,166
	REITS (19.1%)
21,699	AG Mortgage Investment Trust, Inc.	386
6,388	Agree Realty Corp.	420
10,054	American Assets Trust, Inc.	437
4,167	American Campus Communities, Inc.	188
5,437	Americold Realty Trust	156
3,930	Apartment Investment & Management Co. “A”	192
28,797	Apollo Commercial Real Estate Finance, Inc.	523
33,747	Arbor Realty Trust, Inc.	437
17,653	ARMOUR Residential REIT, Inc.	354
15,739	Blackstone Mortgage Trust, Inc. “A”	543
18,786	Braemar Hotels & Resorts, Inc.	245
15,605	CareTrust REIT, Inc.	349
7,772	Chatham Lodging Trust	155
6,190	Chesapeake Lodging Trust	186
21,711	Chimera Investment Corp.	401
4,757	Community Healthcare Trust, Inc.	170
8,694	CoreCivic, Inc.	184
5,712	CubeSmart	175
13,951	DiamondRock Hospitality Co.	149
3,920	EastGroup Properties, Inc.	414

22      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
5,562	EPR Properties	$ 409
9,273	Equity Commonwealth	303
4,581	Equity LifeStyle Properties, Inc.	498
23,141	Exantas Capital Corp.	251
7,109	Four Corners Property Trust, Inc.	195
9,049	GEO Group, Inc.	206
6,115	Getty Realty Corp.	201
14,444	Granite Point Mortgage Trust, Inc.	275
13,429	InfraREIT, Inc.(a)	287
23,635	Invesco Mortgage Capital, Inc.	376
13,721	KKR Real Estate Finance Trust, Inc.	279
19,233	Ladder Capital Corp.	353
2,467	Lamar Advertising Co. “A”	191
3,522	Life Storage, Inc.	344
8,655	LTC Properties, Inc.	384
19,881	Medical Properties Trust, Inc.	362
32,841	MFA Financial, Inc.	239
2,544	National Health Investors, Inc.	199
5,478	National Storage Affiliates Trust	155
20,884	New Residential Investment Corp.	345
49,703	New York Mortgage Trust, Inc.	298
8,338	NexPoint Residential Trust, Inc.	300
8,992	Omega Healthcare Investors, Inc.	323
10,204	Park Hotels & Resorts, Inc.	319
5,882	Pebblebrook Hotel Trust	188
17,178	PennyMac Mortgage Investment Trust	350
3,446	PS Business Parks, Inc.	507
19,832	Redwood Trust, Inc.	303
12,986	RPT Realty	165
4,490	Ryman Hospitality Properties, Inc.	364
7,972	Spirit Realty Capital, Inc.	308
12,939	Starwood Property Trust, Inc.	290
11,970	STORE Capital Corp.	389
2,137	Sun Communities, Inc.	243
10,434	Sunstone Hotel Investors, Inc.	157
6,946	Tier REIT, Inc.	168
13,651	TPG RE Finance Trust, Inc.	273
34,145	Two Harbors Investment Corp.	474
4,821	Uniti Group, Inc.	46
16,663	Washington Prime Group, Inc.	96
32,286	Western Asset Mortgage Capital Corp.	324
7,882	Xenia Hotels & Resorts, Inc.	154
		17,955
	Savings & Loans (0.3%)
7,678	Dime Community Bancshares, Inc.	153

Portfolio of Investments    |      23

Number of Shares	Security	Market Value (000)
13,803	New York Community Bancorp, Inc.	$ 173
		326
	Total Financial	29,485
	Industrial (8.6%)
	Aerospace/Defense (0.9%)
2,474	Aerojet Rocketdyne Holdings, Inc.(a)	92
898	Aerovironment, Inc.(a)	72
1,517	Esterline Technologies Corp.(a)	185
2,019	HEICO Corp.	189
708	Teledyne Technologies, Inc.(a)	167
11,557	Wesco Aircraft Holdings, Inc.(a)	98
		803
	Building Materials (0.2%)
6,701	Armstrong Flooring, Inc.(a)	96
4,720	Louisiana-Pacific Corp.	119
		215
	Electrical Components & Equipment (0.3%)
2,179	Encore Wire Corp.	129
1,713	EnerSys	127
		256
	Electronics (3.4%)
1,557	Alarm.com Holdings, Inc.(a)	102
3,979	Avnet, Inc.	173
17,296	AVX Corp.	315
11,274	Benchmark Electronics, Inc.	309
3,300	Brady Corp. “A”	156
3,337	Comtech Telecommunications Corp.	88
10,168	Jabil, Inc.	289
6,585	KEMET Corp.	125
12,634	Knowles Corp.(a)	206
3,939	PerkinElmer, Inc.	371
3,698	Sanmina Corp.(a)	118
7,111	SMART Global Holdings, Inc.(a)	208
2,400	Tech Data Corp.(a)	245
15,483	TTM Technologies, Inc.(a)	188
12,032	Vishay Intertechnology, Inc.	264
		3,157
	Engineering & Construction (0.3%)
3,485	Arcosa, Inc.	117
9,769	Tutor Perini Corp.(a)	184
		301
	Environmental Control (0.6%)
4,122	Casella Waste Systems, Inc. “A”(a)	146

24      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
2,427	Clean Harbors, Inc.(a)	$ 165
2,634	Tetra Tech, Inc.	158
1,642	U.S. Ecology, Inc.	94
		563
	Machinery-Diversified (0.2%)
1,934	Cactus, Inc. “A”(a)	70
1,156	Chart Industries, Inc.(a)	102
		172
	Miscellaneous Manufacturers (0.6%)
6,461	American Outdoor Brands Corp.(a)	81
1,701	Axon Enterprise, Inc.(a)	91
3,727	Fabrinet (a)	218
8,912	Trinity Industries, Inc.	209
		599
	Packaging & Containers (0.1%)
7,115	Owens-Illinois, Inc.	142
	Transportation (1.5%)
3,738	ArcBest Corp.	130
3,947	Atlas Air Worldwide Holdings, Inc.(a)	212
7,684	Covenant Transportation Group, Inc. “A”(a)	175
11,441	Genco Shipping & Trading Ltd.(a)	93
1,623	Genesee & Wyoming, Inc. “A”(a)	133
8,267	International Seaways, Inc.(a)	138
7,178	Marten Transport Ltd.	134
2,753	Matson, Inc.	99
4,657	Ryder System, Inc.	290
		1,404
	Trucking & Leasing (0.5%)
3,424	GATX Corp.	272
4,659	Greenbrier Companies, Inc.	192
		464
	Total Industrial	8,076
	Technology (6.4%)
	Computers (1.4%)
1,687	CACI International, Inc. “A”(a)	307
15,316	Conduent, Inc.(a)	224
1,585	Mercury Systems, Inc.(a)	101
6,335	Presidio, Inc.	105
6,110	Sykes Enterprises, Inc.(a)	181
10,463	Unisys Corp.(a)	141
6,926	Vocera Communications, Inc.(a)	230
		1,289

Portfolio of Investments    |      25

Number of Shares	Security	Market Value (000)
	Office/Business Equipment (0.2%)
1,068	Zebra Technologies Corp. “A”(a)	$ 214
	Semiconductors (1.9%)
7,433	Alpha & Omega Semiconductor Ltd.(a)	80
22,843	Amkor Technology, Inc.(a)	201
1,958	Cree, Inc.(a)	106
6,474	Diodes, Inc.(a)	261
4,230	Integrated Device Technology, Inc.(a)	204
10,809	Kulicke & Soffa Industries, Inc.	252
2,460	Mellanox Technologies Ltd.(a)	264
18,304	Photronics, Inc.(a)	180
14,526	Ultra Clean Holdings, Inc.(a)	155
3,861	Xperi Corp.	93
		1,796
	Software (2.9%)
1,303	Benefitfocus, Inc.(a)	64
2,494	Bottomline Technologies de, Inc.(a)	124
1,073	Coupa Software, Inc.(a)	101
1,589	Everbridge, Inc.(a)	112
2,985	Evolent Health, Inc. “A”(a)	39
1,613	Five9, Inc.(a)	86
7,309	Glu Mobile, Inc.(a)	66
5,618	Inovalon Holdings, Inc. “A”(a)	74
8,174	LivePerson, Inc.(a)	229
4,760	ManTech International Corp. “A”	259
13,579	NextGen Healthcare, Inc.(a)	238
3,316	Omnicell, Inc.(a)	282
579	Paycom Software, Inc.(a)	105
2,217	SPS Commerce, Inc.(a)	237
2,357	Tabula Rasa HealthCare, Inc.(a)	130
17,365	TiVo Corp.	174
2,297	Twilio, Inc. “A”(a)	279
2,355	Workiva, Inc.(a)	116
		2,715
	Total Technology	6,014
	Utilities (3.0%)
	Electric (2.5%)
2,908	ALLETE, Inc.	236
2,825	Black Hills Corp.	200
6,451	Clearway Energy, Inc. “C”	97
3,600	El Paso Electric Co.	194
13,431	Hawaiian Electric Industries, Inc.	514
7,345	NorthWestern Corp.	503
4,367	PNM Resources, Inc.	191

26      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
9,200	Portland General Electric Co.	$ 461
		2,396
	Gas (0.5%)
3,240	National Fuel Gas Co.	195
2,989	Spire, Inc.	237
		432
	Total Utilities	2,828
	Total Common Stocks (cost: $91,189)	93,543
	Total Equity Securities (cost: $91,189)	93,543
	MONEY MARKET INSTRUMENTS (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
52,673	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(b) (cost: $53)	53
	Total Investments (cost: $91,242)	$ 93,596

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$93,543	$—	$—	$93,543
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	53	—	—	53
Total	$93,596	$—	$—	$93,596
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification Systems (BICS), which may differ from the Fund’s compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments    |      27

USAA MSCI International Value Momentum Blend Index ETF
February 28, 2019 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.8%)
	COMMON STOCKS (98.8%)
	Basic Materials (6.8%)
	Chemicals (2.3%)
264,784	Israel Chemicals Ltd.	$ 1,483
8,100	Kaneka Corp.	317
24,900	Kuraray Co. Ltd.	334
11,057	Methanex Corp.	622
73,100	Mitsubishi Chemical Holdings Corp.	540
32,600	Mitsubishi Gas Chemical Co., Inc.	498
21,900	Mitsui Chemicals, Inc.	534
6,800	Nissan Chemical Corp.	343
15,242	Nutrien Ltd.	829
11,300	Showa Denko KK	421
101,400	Sumitomo Chemical Co. Ltd.	503
16,400	Taiyo Nippon Sanso Corp.	232
17,900	Tosoh Corp.	264
		6,920
	Forest Products & Paper (0.9%)
110,700	Oji Holdings Corp.	658
30,239	UPM-Kymmene Oyj	913
21,871	West Fraser Timber Co. Ltd.	1,076
		2,647
	Iron/Steel (1.7%)
39,657	ArcelorMittal	913
120,358	BlueScope Steel Ltd.	1,153
266,527	Fortescue Metals Group Ltd.	1,149
51,100	Hitachi Metals Ltd.	520
27,400	JFE Holdings, Inc.	478
44,600	Kobe Steel Ltd.	353
31,800	Nippon Steel & Sumitomo Metal Corp.	572
		5,138
	Mining (1.9%)
35,256	Anglo American plc	940
34,165	First Quantum Minerals Ltd.	392
129,639	Glencore plc(a)	524
18,300	Mitsubishi Materials Corp.	503
12,589	Rio Tinto Ltd.	861
13,574	Rio Tinto plc	783

28      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
400,861	South32 Ltd.	$ 1,115
36,586	Teck Resources Ltd. “B”	819
		5,937
	Total Basic Materials	20,642
	Communications (8.5%)
	Advertising (0.2%)
6,700	Dentsu, Inc.	280
24,800	Hakuhodo DY Holdings, Inc.	380
		660
	Media (2.0%)
111,030	Pearson plc	1,249
23,645	Schibsted ASA “B”	877
25,600	Thomson Reuters Corp.	1,391
36,802	Wolters Kluwer N.V.	2,430
		5,947
	Telecommunications (6.3%)
263,636	BT Group plc	753
30,867	Eutelsat Communications S.A.	610
2,400	Hikari Tsushin, Inc.	430
1,619,000	HKT Trust & HKT Ltd.	2,529
15,800	KDDI Corp.	382
20,629	Nice Ltd.(a)	2,425
20,700	Nippon Telegraph & Telephone Corp.	893
111,726	Nokia Oyj	676
18,200	NTT DOCOMO, Inc.	424
143,402	Orange S.A.	2,195
26,100	Rogers Communications, Inc. “B”	1,441
59,194	SES S.A.	1,191
6,000	SoftBank Group Corp.	554
2,165,122	Telecom Italia S.p.A.(a)	1,321
68,615	Telefonaktiebolaget LM Ericsson “B”	628
513,118	Telia Co. AB	2,228
110,373	TPG Telecom Ltd.	523
		19,203
	Total Communications	25,810
	Consumer, Cyclical (13.3%)
	Airlines (1.0%)
22,300	ANA Holdings, Inc.	828
60,025	Deutsche Lufthansa AG	1,534
21,100	Japan Airlines Co. Ltd.	771
		3,133
	Apparel (1.1%)
26,500	Gildan Activewear, Inc.	947

Portfolio of Investments    |      29

Number of Shares	Security	Market Value (000)
1,535	Kering S.A.	$ 839
1,429	Puma SE	806
190,500	Yue Yuen Industrial Holdings Ltd.	641
		3,233
	Auto Manufacturers (4.0%)
22,352	Bayerische Motoren Werke AG	1,891
34,147	Daimler AG	2,048
71,041	Fiat Chrysler Automobiles N.V.(a)	1,050
25,700	Honda Motor Co. Ltd.	728
20,200	Isuzu Motors Ltd.	290
46,700	Mazda Motor Corp.	548
86,900	Nissan Motor Co. Ltd.	751
63,148	Peugeot S.A.	1,608
24,025	Renault S.A.	1,648
13,400	Suzuki Motor Corp.	686
13,000	Toyota Motor Corp.	782
		12,030
	Auto Parts & Equipment (1.5%)
39,100	JTEKT Corp.	485
33,222	Magna International, Inc.	1,752
43,800	Sumitomo Electric Industries Ltd.	609
23,000	Sumitomo Rubber Industries Ltd.	296
13,300	Toyoda Gosei Co. Ltd.	301
11,700	Toyota Industries Corp.	600
27,400	Yokohama Rubber Co. Ltd.	559
		4,602
	Distribution/Wholesale (1.8%)
37,800	ITOCHU Corp.	678
32,800	Jardine Cycle & Carriage Ltd.	809
89,400	Marubeni Corp.	638
22,200	Mitsubishi Corp.	626
47,900	Mitsui & Co. Ltd.	753
60,628	Rexel S.A.	757
47,900	Sumitomo Corp.	689
17,700	Toyota Tsusho Corp.	562
		5,512
	Entertainment (0.4%)
25,100	Sankyo Co. Ltd.	925
10,500	Toho Co. Ltd.	375
		1,300
	Home Builders (1.5%)
230,075	Barratt Developments plc	1,833
21,300	Daiwa House Industry Co. Ltd.	659
35,200	Iida Group Holdings Co. Ltd.	643

30      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
22,956	Persimmon plc	$ 743
333,784	Taylor Wimpey plc	806
		4,684
	Home Furnishings (0.1%)
6,100	Sony Corp.	293
	Leisure Time (0.1%)
12,400	Yamaha Motor Co. Ltd.	251
	Lodging (0.7%)
31,225	Whitbread plc	2,015
	Retail (1.0%)
16,500	Alimentation Couche-Tard, Inc. “B”	929
18,800	FamilyMart UNY Holdings Co. Ltd.	536
500	Fast Retailing Co. Ltd.	234
25,800	Isetan Mitsukoshi Holdings Ltd.	257
12,800	Marui Group Co. Ltd.	225
9,800	Pan Pacific International Holdings Corp.	585
88,100	Yamada Denki Co. Ltd.	426
		3,192
	Toys/Games/Hobbies (0.1%)
7,200	Bandai Namco Holdings, Inc.	307
	Total Consumer, Cyclical	40,552
	Consumer, Non-cyclical (18.7%)
	Agriculture (0.9%)
7,502,500	Golden Agri-Resources Ltd.	1,527
26,692	Swedish Match AB	1,252
		2,779
	Beverages (0.8%)
51,661	Coca-Cola European Partners plc(a)	2,435
	Commercial Services (1.2%)
117,864	Babcock International Group plc	848
34,400	Dai Nippon Printing Co. Ltd.	797
6,500	Secom Co. Ltd.	562
52,600	Toppan Printing Co. Ltd.	837
4,627	Wirecard AG	635
		3,679
	Food (9.6%)
16,200	Aeon Co. Ltd.	341
75,721	Carrefour S.A.	1,552
27,207	Casino Guichard Perrachon S.A.	1,440
39,348	Colruyt S.A.	2,809
64,560	Empire Co. Ltd.	1,499
57,986	ICA Gruppen AB	2,230

Portfolio of Investments    |      31

Number of Shares	Security	Market Value (000)
480,972	J Sainsbury plc	$ 1,465
6,700	Kikkoman Corp.	333
81,966	Koninklijke Ahold Delhaize N.V.	2,116
26,200	Loblaw Cos. Ltd.	1,304
90,924	METRO AG	1,529
36,200	Metro, Inc.	1,360
85,355	Mowi ASA	1,972
9,700	Seven & i Holdings Co. Ltd.	427
597,389	Tesco plc	1,796
54,192	Wesfarmers Ltd.	1,279
1,771,500	WH Group Ltd.(c)	1,573
894,400	Wilmar International Ltd.	2,118
695,690	WM Morrison Supermarkets plc	2,129
		29,272
	Healthcare Products (1.0%)
3,201	Lonza Group AG(a)	892
7,336	Sartorius Stedim Biotech	864
60,069	Smith & Nephew plc	1,148
		2,904
	Healthcare-Services (0.4%)
139,085	Ryman Healthcare Ltd.	1,043
	Pharmaceuticals (4.8%)
22,500	Alfresa Holdings Corp.	652
25,700	Astellas Pharma, Inc.	397
24,505	Bausch Health Companies, Inc.(a)	582
6,100	Canopy Growth Corp.(a)	289
10,200	Daiichi Sankyo Co. Ltd.	382
27,400	Medipal Holdings Corp.	639
9,883	Merck KGaA	1,021
25,580	Novartis AG	2,338
4,160	Roche Holding AG	1,158
24,030	Sanofi	2,011
10,600	Shionogi & Co. Ltd.	677
20,800	Sumitomo Dainippon Pharma Co., Ltd.	513
14,100	Suzuken Co. Ltd.	772
7,300	Taisho Pharmaceutical Holdings Co. Ltd.	739
49,058	Teva Pharmaceutical Industries Ltd. ADR(a)	826
19,973	UCB S.A.	1,676
		14,672
	Total Consumer, Non-cyclical	56,784
	Diversified (3.3%)
	Holding Companies-Diversified (3.3%)
244,500	CK Hutchison Holdings Ltd.	2,603
16,500	Jardine Matheson Holdings Ltd.	1,131
775,000	NWS Holdings Ltd.	1,876

32      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
210,000	Swire Pacific Ltd. “A”	$ 2,497
86,543	Washington H Soul Pattinson & Co. Ltd.	1,812
	Total Diversified	9,919
	Energy (4.7%)
	Energy-Alternate Sources (0.2%)
8,143	Vestas Wind Systems A/S	678
	Oil & Gas (4.5%)
118,238	Eni S.p.A.	2,042
42,002	Equinor ASA	945
63,992	Husky Energy, Inc.	711
13,500	Idemitsu Kosan Co. Ltd.	479
53,000	Inpex Corp.	516
113,800	JXTG Holdings, Inc.	532
7,382	Neste Oyj	710
16,596	OMV AG	874
102,169	Repsol S.A.	1,760
32,997	Royal Dutch Shell plc “A”	1,031
226,029	Santos Ltd.	1,113
37,500	Showa Shell Sekiyu K.K.	563
40,370	TOTAL S.A.	2,298
		13,574
	Total Energy	14,252
	Financial (26.8%)
	Banks (8.5%)
487,968	Banco de Sabadell S.A.	556
377,186	Bank Hapoalim BM	2,597
364,238	Bank Leumi Le-Israel BM	2,410
10,200	Bank of Kyoto Ltd.	457
801,413	Barclays plc	1,750
80,400	Chiba Bank Ltd.	488
144,531	Commerzbank AG(a)	1,194
118,800	Concordia Financial Group Ltd.	481
65,014	Credit Agricole S.A.	831
124,022	Deutsche Bank AG	1,153
21,800	Fukuoka Financial Group, Inc.	472
59,900	Japan Post Bank Co. Ltd.	669
78,860	Mediobanca Banca di Credito Finanziario S.p.A.	792
95,600	Mitsubishi UFJ Financial Group, Inc.	495
132,005	Mizrahi Tefahot Bank Ltd.	2,529
431,900	Mizuho Financial Group, Inc.	680
49,813	Raiffeisen Bank International AG	1,272
111,400	Resona Holdings, Inc.	504
450,482	Royal Bank of Scotland Group plc	1,592
34,900	Shinsei Bank Ltd.	479
34,500	Shizuoka Bank Ltd	272

Portfolio of Investments    |      33

Number of Shares	Security	Market Value (000)
42,825	Societe Generale S.A.	$ 1,317
16,100	Sumitomo Mitsui Financial Group, Inc.	570
13,700	Sumitomo Mitsui Trust Holdings, Inc.	519
78,808	UniCredit S.p.A.	1,074
79,000	Yamaguchi Financial Group, Inc.	737
		25,890
	Diversified Financial Services (1.1%)
45,900	Credit Saison Co. Ltd.	666
201,800	Mebuki Financial Group, Inc.	546
105,600	Mitsubishi UFJ Lease & Finance Co. Ltd.	538
121,000	Nomura Holdings, Inc.	468
37,900	ORIX Corp.	549
10,500	SBI Holdings, Inc.	221
6,400	Tokyo Century Corp.	285
		3,273
	Insurance (6.9%)
240,517	Aegon N.V.	1,295
44,357	Ageas	2,189
50,648	Assicurazioni Generali S.p.A.	905
85,967	CNP Assurances	1,989
13,600	Dai-ichi Life Holdings, Inc.	206
7,791	Hannover Rueck SE	1,162
55,700	Japan Post Holdings Co. Ltd.	678
10,100	MS&AD Insurance Group Holdings, Inc.	303
5,067	Muenchener Rueckversicherungs-Gesellschaft AG	1,195
50,582	NN Group N.V.	2,206
106,882	Poste Italiane S.p.A.(c)	965
106,373	QBE Insurance Group Ltd.	935
41,575	SCOR SE	1,874
15,300	Sompo Holdings, Inc.	571
13,000	Sony Financial Holdings, Inc.	246
5,976	Swiss Life Holding AG(a)	2,610
12,539	Swiss Re AG	1,244
6,400	Tokio Marine Holdings, Inc.	312
		20,885
	Investment Companies (1.0%)
25,431	EXOR N.V.	1,567
16,730	Pargesa Holding S.A.	1,377
		2,944
	Private Equity (0.7%)
173,883	3i Group plc	2,187
	Real Estate (2.4%)
35,100	Aeon Mall Co. Ltd.	573
132,527	Aroundtown S.A.	1,117

34      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
234,000	CK Asset Holdings Ltd.	$ 1,942
24,813	Deutsche Wohnen SE	1,158
371,500	Kerry Properties Ltd.	1,552
246,600	Swire Properties Ltd.	990
		7,332
	REITS (6.2%)
786,800	CapitaLand Mall Trust	1,398
308,520	Dexus REIT	2,638
288,041	Goodman Group	2,623
623,227	GPT Group	2,594
299	Japan Prime Realty Investment Corp.	1,174
187	Japan Real Estate Investment Corp.	1,084
227,000	Link REIT	2,566
606,105	Mirvac Group	1,108
155	Nippon Building Fund, Inc.	1,009
761	Nomura Real Estate Master Fund, Inc.	1,043
330	United Urban Investment Corp.	512
618,916	Vicinity Centres	1,083
		18,832
	Total Financial	81,343
	Industrial (10.4%)
	Aerospace/Defense (3.1%)
58,297	CAE, Inc.	1,228
60,607	Leonardo S.p.A.	612
278,090	Meggitt plc	1,994
9,884	MTU Aero Engines AG	2,122
16,022	Safran S.A.	2,187
9,935	Thales S.A.	1,225
		9,368
	Building Materials (0.3%)
16,700	AGC, Inc.	579
7,400	Taiheiyo Cement Corp.	253
		832
	Electrical Components & Equipment (0.2%)
28,600	Brother Industries Ltd.	523
	Electronics (0.4%)
12,900	Kyocera Corp.	711
20,000	Nippon Electric Glass Co. Ltd.	541
		1,252
	Engineering & Construction (1.4%)
19,319	ACS Actividades de Construccion y Servicios S.A.	858
5,787	Aeroports de Paris	1,124
24,200	Kajima Corp.	358

Portfolio of Investments    |      35

Number of Shares	Security	Market Value (000)
73,300	Obayashi Corp.	$ 714
84,200	Shimizu Corp.	740
7,700	Taisei Corp.	364
		4,158
	Hand/Machine Tools (0.1%)
9,400	Fuji Electric Co. Ltd.	295
	Machinery-Construction & Mining (0.3%)
19,800	Hitachi Ltd.	593
7,700	Mitsubishi Heavy Industries Ltd.	314
		907
	Machinery-Diversified (0.2%)
17,500	Sumitomo Heavy Industries Ltd.	599
	Metal Fabrication/Hardware (0.1%)
26,000	NSK Ltd.	239
	Miscellaneous Manufacturers (0.5%)
18,400	FUJIFILM Holdings Corp.	825
24,400	Nikon Corp.	370
9,800	Toshiba Corp.	307
		1,502
	Packaging & Containers (0.2%)
36,200	Toyo Seikan Group Holdings, Ltd.	765
	Shipbuilding (0.4%)
1,258,600	Yangzijiang Shipbuilding Holdings Ltd.	1,332
	Transportation (2.7%)
5,011	Canadian Pacific Railway Ltd.	1,035
4,100	Central Japan Railway Co.	920
35,300	Kamigumi Co. Ltd.	818
21,500	Keihan Holdings Co. Ltd.	890
15,100	Keio Corp.	887
12,500	Keisei Electric Railway Co. Ltd.	427
9,200	Kyushu Railway Co.	315
20,200	Mitsui OSK Lines Ltd.	474
18,800	Nagoya Railroad Co. Ltd.	518
5,300	Nippon Express Co. Ltd.	313
16,000	Nippon Yusen KK	252
18,800	Seibu Holdings, Inc.	334
23,600	SG Holdings Co. Ltd.	691
13,100	Yamato Holdings Co. Ltd.	341
		8,215
	Trucking & Leasing (0.5%)
35,101	AerCap Holdings N.V.(a)	1,584
	Total Industrial	31,571

36      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Technology (2.3%)
	Computers (1.5%)
19,200	CGI, Inc.(a)	$ 1,286
8,800	Fujitsu Ltd.	594
21,000	NEC Corp.	701
36,000	NTT Data Corp.	394
6,300	TDK Corp.	492
5,320	Teleperformance	951
		4,418
	Office/Business Equipment (0.4%)
64,000	Konica Minolta, Inc.	621
61,900	Ricoh Co. Ltd.	628
		1,249
	Software (0.4%)
51,387	Micro Focus International plc	1,279
	Total Technology	6,946
	Utilities (4.0%)
	Electric (3.4%)
50,400	Chubu Electric Power Co., Inc.	793
67,600	Chugoku Electric Power Co., Inc.	879
24,000	Electric Power Development Co. Ltd.	600
75,425	Electricite de France S.A.	1,097
133,920	Iberdrola S.A.	1,121
42,000	Kansai Electric Power Co., Inc.	628
56,200	Kyushu Electric Power Co., Inc.	668
825,500	Sembcorp Industries Ltd.	1,601
63,800	Tohoku Electric Power Co., Inc.	837
91,200	Tokyo Electric Power Co. Holdings, Inc.(a)	569
22,451	Uniper SE	655
19,900	Verbund AG	959
		10,407
	Gas (0.6%)
37,006	Naturgy Energy Group S.A.	1,006
17,800	Toho Gas Co. Ltd.	809
		1,815
	Total Utilities	12,222
	Total Common Stocks (cost: $307,202)	300,041
	PREFERRED STOCKS (1.0%)
	Consumer, Cyclical (1.0%)
	Auto Manufacturers (1.0%)
22,993	Porsche Automobil Holding SE	1,535

Portfolio of Investments    |      37

Number of Shares	Security	Market Value (000)
8,440	Volkswagen AG	$ 1,450
	Total Consumer, Cyclical	2,985
	Total Preferred Stocks (cost: $3,307)	2,985
	Total Equity Securities (cost: $310,509)	303,026
	MONEY MARKET INSTRUMENTS (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
12,191	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(b) (cost: $12)	12
	Total Investments (cost: $310,521)	$ 303,038

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$300,041	$—	$—	$300,041
Preferred Stocks	2,985	—	—	2,985
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	12	—	—	12
Total	$303,038	$—	$—	$303,038
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification Systems (BICS), which may differ from the Fund’s compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

38      |     USAA MSCI Index ETFs

USAA MSCI Emerging Markets Value Momentum Blend Index ETF
February 28, 2019 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.2%)
	COMMON STOCKS (98.1%)
	Basic Materials (8.8%)
	Chemicals (3.0%)
46,559	Hanwha Chemical Corp.	$ 969
13,134	Industries Qatar QSC	480
216,500	Kingboard Holdings Ltd.	758
4,237	Kumho Petrochemical Co. Ltd.	360
4,272	LG Chem Ltd. Preference Shares	836
3,299	Lotte Chemical Corp.	936
377,200	Petronas Chemicals Group Bhd	855
		5,194
	Forest Products & Paper (1.2%)
564,900	Indah Kiat Pulp & Paper Corp. Tbk PT	443
548,000	Nine Dragons Paper Holdings Ltd.	568
475,400	Pabrik Kertas Tjiwi Kimia Tbk PT	378
58,319	Suzano Papel e Celulose S.A.	741
		2,130
	Iron/Steel (2.7%)
780,000	Angang Steel Co. Ltd. “H”	580
530,000	China Oriental Group Co. Ltd.	355
20,794	Hyundai Steel Co.	922
1,236,000	Maanshan Iron & Steel Co. Ltd. “H”	589
97,570	Magnitogorsk Iron & Steel Works PJSC GDR	845
3,570	POSCO	835
38,945	Vale S.A.	489
		4,615
	Mining (1.9%)
358,530	Alrosa PJSC(d)	517
7,027	Anglo American Platinum Ltd.	383
23,945	AngloGold Ashanti Ltd.	344
514,500	China Hongqiao Group Ltd.	344
1,789,200	China Zhongwang Holdings Ltd.	948
29,798	KGHM Polska Miedz S.A.(a)	799
		3,335
	Total Basic Materials	15,274

Portfolio of Investments    |      39

Number of Shares	Security	Market Value (000)
	Communications (9.0%)
	Advertising (0.3%)
22,575	Cheil Worldwide, Inc.	$ 503
	Internet (0.3%)
17,400	B2W Cia Digital(a)	224
779	NCSoft Corp.	319
		543
	Media (0.4%)
109,101	Cyfrowy Polsat S.A.(a)	737
	Telecommunications (8.0%)
133,000	China Mobile Ltd.	1,400
2,140,000	China Telecom Corp. Ltd. “H”	1,159
770,000	China Unicom Hong Kong Ltd.	913
280,000	Chunghwa Telecom Co. Ltd.	974
82,152	Hellenic Telecommunications Organization S.A.	1,043
63,239	KT Corp.	1,600
63,364	LG Uplus Corp.	845
156,409	Megacable Holdings S.A.B. de C.V.	716
51,270	Mobile TeleSystems PJSC ADR	396
777,490	Orange Polska S.A.(a)	1,115
1,759	Samsung SDI Co. Ltd.	371
4,900	SK Telecom Co. Ltd.	1,135
44,600	Telefonica Brasil S.A. Preference Shares	556
214,120	Telkom S.A. SOC Ltd.	1,066
149,659	TIM Participacoes S.A.	472
		13,761
	Total Communications	15,544
	Consumer, Cyclical (15.0%)
	Airlines (1.8%)
952,600	AirAsia Group Bhd	649
1,701,000	China Airlines Ltd.	561
516,000	China Eastern Airlines Corp. Ltd. “H”	329
26,159	Korean Air Lines Co. Ltd.(a)	856
288,592	Turk Hava Yollari AO(a)	765
		3,160
	Apparel (1.3%)
127,000	Feng TAY Enterprise Co. Ltd.	798
16,579	Fila Korea Ltd.	820
539,000	Pou Chen Corp.	680
		2,298
	Auto Manufacturers (2.8%)
877,000	BAIC Motor Corp. Ltd. “H”(c)	558
804,000	Dongfeng Motor Group Co. Ltd. “H”	855

40      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
573,600	Guangzhou Automobile Group Co. Ltd. “H”	$ 705
9,709	Hyundai Motor Co.	1,092
37,295	Kia Motors Corp.	1,212
232,000	Sinotruk Hong Kong Ltd.	422
		4,844
	Auto Parts & Equipment (1.0%)
12,571	Hankook Tire Co. Ltd.	478
4,941	Hyundai Mobis Co. Ltd.	969
223,000	Weichai Power Co. Ltd. “H”	309
		1,756
	Distribution/Wholesale (1.3%)
31,134	Hanwha Corp.	890
15,448	LG Corp.	1,030
19,762	Posco Daewoo Corp.	333
		2,253
	Entertainment (0.2%)
2,000,000	Alibaba Pictures Group Ltd.(a)	369
	Home Furnishings (0.5%)
12,045	LG Electronics, Inc.	755
	Housewares (0.3%)
371,790	Turkiye Sise ve Cam Fabrikalari A/S	470
	Lodging (0.3%)
17,750	Kangwon Land, Inc.(a)	488
	Retail (4.8%)
73,500	Atacadao Distribuicao Comercio e Industria Ltda.	383
3,869	CJ ENM Co. Ltd.	820
5,201	E-MART, Inc.	832
14,913	FF Group(a),(d),(e),(f)	41
23,580	GS Retail Co. Ltd.	811
10,925	Hyundai Department Store Co. Ltd.	940
39,900	Lojas Renner S.A.	461
3,722	Lotte Shopping Co. Ltd.	632
9,975	Magazine Luiza S.A.	461
65,000	President Chain Store Corp.	673
180,000	Ruentex Industries Ltd.	476
379,300	Shanghai Pharmaceuticals Holding Co. Ltd. “H”	852
1,398	Shinsegae, Inc.	355
282,000	Sun Art Retail Group Ltd.	287
142,500	Zhongsheng Group Holdings Ltd.	331
		8,355
	Textiles (0.7%)
1,278,000	Far Eastern New Century Corp.	1,266
	Total Consumer, Cyclical	26,014

Portfolio of Investments    |      41

Number of Shares	Security	Market Value (000)
	Consumer, Non-cyclical (11.9%)
	Agriculture (1.3%)
624,400	Charoen Pokphand Indonesia Tbk PT	$ 324
2,191,000	China Agri-Industries Holdings Ltd.	779
12,481	KT&G Corp.	1,171
		2,274
	Commercial Services (1.4%)
290,500	China Conch Venture Holdings Ltd.	970
932,504	COSCO SHIPPING Ports Ltd.	991
258,000	Shenzhen International Holdings Ltd.	532
		2,493
	Cosmetics/Personal Care (0.2%)
25,900	Natura Cosmeticos S.A.	334
	Food (4.6%)
633,274	Charoen Pokphand Foods PCL NVDR	527
14,900	Cia Brasileira de Distribuicao Preference Shares	370
3,446	CJ CheilJedang Corp.	987
1,034,200	Indofood Sukses Makmur Tbk PT	520
195,899	JBS S.A.	701
27,300	Nestle Malaysia Bhd	994
467,940	PPB Group Bhd	2,113
385,000	Uni-President China Holdings Ltd.	343
270,000	Uni-President Enterprises Corp.	658
253,000	Yihai International Holding Ltd.	799
		8,012
	Healthcare-Products (0.4%)
824,000	Shandong Weigao Group Medical Polymer Co. Ltd. “H”	716
	Pharmaceuticals (4.0%)
432,000	China Resources Pharmaceutical Group Ltd.(c)	579
1,006,000	China Traditional Chinese Medicine Holdings Co. Ltd.	664
30,200	Dr Reddy's Laboratories Ltd. ADR	1,138
844,500	Luye Pharma Group Ltd.	630
70,075	Richter Gedeon Nyrt	1,358
1,502,000	Sihuan Pharmaceutical Holdings Group Ltd.	314
172,800	Sinopharm Group Co. Ltd. “H”	768
656,000	SSY Group Ltd.	582
3,556	Yuhan Corp.	823
		6,856
	Total Consumer, Non-cyclical	20,685

42      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
	Energy (4.2%)
	Coal (0.6%)
30,303	Jastrzebska Spolka Weglowa S.A.(a)	$ 462
502,000	Yanzhou Coal Mining Co. Ltd. “H”	498
		960
	Energy-Alternate Sources (0.2%)
3,456	OCI Co. Ltd.(a)	332
	Oil & Gas (2.9%)
378,378	Ecopetrol S.A.	383
216,462	Gazprom PJSC ADR	1,027
15,941	Grupa Lotos S.A.	402
4,402	LUKOIL PJSC ADR	366
8,060	LUKOIL PJSC(e)	676
57,000	MOL Hungarian Oil & Gas plc	666
31,774	Petroleo Brasileiro S.A. Preference Shares	229
278,717	Polskie Gornictwo Naftowe i Gazownictwo S.A.	510
12,052	Tatneft PJSC ADR	851
		5,110
	Oil & Gas Services (0.5%)
883,500	Sinopec Engineering Group Co. Ltd. “H”	803
	Total Energy	7,205
	Financial (29.0%)
	Banks (12.9%)
239,463	Abu Dhabi Commercial Bank PJSC	621
1,964,000	Agricultural Bank of China Ltd. “H”	941
386,000	Alpha Bank AE(a)	545
35,100	Banco Bradesco S.A. Preference Shares	405
21,205	Banco do Brasil S.A.	286
2,227,000	Bank of China Ltd. “H”	1,038
1,316,000	Bank of Communications Co. Ltd. “H”	1,105
1,503,000	China CITIC Bank Corp. Ltd. “H”	976
1,014,000	China Construction Bank Corp. “H”	902
2,040,000	China Everbright Bank Co. Ltd. “H”	977
1,461,700	China Minsheng Banking Corp. Ltd. “H”	1,128
1,416,000	Chongqing Rural Commercial Bank Co. Ltd. “H”	886
744,000	CITIC Ltd.	1,132
353,000	Hong Leong Bank Bhd	1,847
539,000	Industrial & Commercial Bank of China Ltd. “H”	415
88,110	Industrial Bank of Korea	1,093
1,350,600	Krung Thai Bank PCL NVDR	827
679,000	Postal Savings Bank of China Co. Ltd. “H”(c)	406
26,257	Qatar Islamic Bank SAQ	1,047
20,622	Qatar National Bank QPSC	1,066
35,507	Sberbank of Russia PJSC ADR	453
5,745,240	Taiwan Business Bank	2,119

Portfolio of Investments    |      43

Number of Shares	Security	Market Value (000)
556,251	Turkiye Halk Bankasi A/S	$ 798
368,255	Turkiye Is Bankasi A/S “E”	401
70,363	Woori Financial Group, Inc.(a)	926
		22,340
	Closed-end Funds (0.2%)
128,000	China Ding Yi Feng Holdings Ltd.(a)	412
	Diversified Financial Services (8.1%)
146,516	BNK Financial Group, Inc.	924
91,600	BOC Aviation Ltd.(c)	792
150,620	Chailease Holding Co. Ltd.	592
3,382,000	China Cinda Asset Management Co. Ltd. “H”	982
236,000	China Everbright Ltd.	477
3,884,000	China Huarong Asset Management Co. Ltd. “H”(c)	891
135,741	DGB Financial Group, Inc.	1,023
1,182,000	E.Sun Financial Holding Co. Ltd.	849
25,203	Hana Financial Group, Inc.	871
27,235	KB Financial Group, Inc.	1,074
15,889	Shinhan Financial Group Co. Ltd.	617
2,141,000	SinoPac Financial Holdings Co. Ltd.	748
1,704,093	Taishin Financial Holding Co. Ltd.	772
3,286,090	Taiwan Cooperative Financial Holding Co. Ltd.	2,039
2,340,000	Yuanta Financial Holding Co. Ltd.	1,327
		13,978
	Insurance (1.2%)
7,303	DB Insurance Co. Ltd.	471
36,300	IRB Brasil Resseguros S/A	861
1,358,921	Shin Kong Financial Holding Co. Ltd.	408
47,000	Sul America S.A.	381
		2,121
	Investment Companies (0.4%)
2,107	Hyundai Heavy Industries Holdings Co. Ltd.(a)	676
	Real Estate (5.6%)
252,578	BR Malls Participacoes S.A. REIT	902
294,700	Central Pattana PCL NVDR	706
194,000	China Resources Land Ltd.	724
176,500	China Vanke Co. Ltd. “H”	670
442,000	CIFI Holdings Group Co. Ltd.	288
16,403	HDC Hyundai Development Co-Engineering & Construction “E”(a)	702
355,000	Highwealth Construction Corp.	551
189,774	Jiayuan International Group Ltd.	92
464,000	Logan Property Holdings Co. Ltd.	661
214,000	Longfor Group Holdings Ltd.	635
164,012	Multiplan Empreendimentos Imobiliarios S.A.	1,101
378,600	Ruentex Development Co. Ltd.	597
476,000	Shanghai Industrial Holdings Ltd.	1,067

44      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
231,000	Shimao Property Holdings Ltd.	$ 546
122,000	Sunac China Holdings Ltd.	511
17,774	Yuzhou Properties Co. Ltd.	9
		9,762
	REITS (0.6%)
710,950	Fortress REIT Ltd. “A”	957
	Total Financial	50,246
	Industrial (11.0%)
	Aerospace/Defense (0.2%)
73,312	Embraer S.A.	373
	Building Materials (2.1%)
62,500	Anhui Conch Cement Co. Ltd. “H”	357
881,000	Asia Cement Corp.	1,111
1,600,000	BBMG Corp. “H”	587
668,000	China National Building Material Co. Ltd. “H”	532
568,000	China Resources Cement Holdings Ltd.	605
465,100	Semen Indonesia Persero Tbk PT	418
		3,610
	Electrical Components & Equipment (0.3%)
70,000	Delta Electronics, Inc.	349
214,000	Tatung Co. Ltd.(a)	187
		536
	Electronics (2.0%)
2,428,000	AU Optronics Corp.	895
48,139	LG Display Co. Ltd.(a)	910
3,657	Samsung Electro-Mechanics Co. Ltd.	348
67,000	Walsin Technology Corp.	394
42,915	Yageo Corp.	482
150,000	Zhen Ding Technology Holding Ltd.	436
		3,465
	Engineering & Construction (4.2%)
766,000	China Communications Construction Co. Ltd. “H”	826
802,000	China Communications Services Corp. Ltd. “H”	806
562,500	China Railway Construction Corp. Ltd. “H”	810
834,000	China Railway Group Ltd. “H”	827
11,855	Daelim Industrial Co. Ltd.	987
144,531	Daewoo Engineering & Construction Co. Ltd.(a)	649
18,609	GS Engineering & Construction Corp.	708
11,233	Hyundai Engineering & Construction Co. Ltd.	571
2,384,000	Metallurgical Corp. of China Ltd. “H”	698
73,262	TAV Havalimanlari Holding A/S	382
		7,264

Portfolio of Investments    |      45

Number of Shares	Security	Market Value (000)
	Machinery-Construction & Mining (0.2%)
10,131	Doosan Bobcat, Inc.	$ 287
	Miscellaneous Manufacturers (0.5%)
276,000	Hartalega Holdings Bhd	339
4,497	POSCO Chemtech Co. Ltd.	276
291,900	Top Glove Corp. Bhd	326
		941
	Shipbuilding (0.3%)
2,290	HLB, Inc.(a)	183
36,998	Samsung Heavy Industries Co. Ltd.(a)	301
		484
	Transportation (1.2%)
1,000,000	Bangkok Expressway & Metro PCL	337
1,560,000	COSCO SHIPPING Energy Transportation Co. Ltd. “H”	918
860,000	Sinotrans Ltd. “H”	404
417,000	Taiwan High Speed Rail Corp.	447
		2,106
	Total Industrial	19,066
	Technology (5.1%)
	Computers (3.4%)
134,936	Infosys Ltd. ADR	1,447
2,792,000	Innolux Corp.	930
1,122,000	Lenovo Group Ltd.	1,011
250,000	Lite-On Technology Corp.	362
3,729	SK Holdings Co. Ltd.	903
233,630	Wipro Ltd.	1,308
		5,961
	Semiconductors (1.4%)
161,000	Nanya Technology Corp.	325
69,000	Realtek Semiconductor Corp.	399
21,966	Samsung Electronics Co. Ltd.	881
11,895	SK Hynix, Inc.	740
		2,345
	Software (0.3%)
6,564	CD Projekt S.A.(a)	330
5,572	Momo, Inc. ADR(a)	185
		515
	Total Technology	8,821
	Utilities (4.1%)
	Electric (2.9%)
51,264	Centrais Eletricas Brasileiras S.A.(a)	505

46      |     USAA MSCI Index ETFs

Number of Shares	Security	Market Value (000)
27,050	CEZ A/S	$ 656
159,807	Cia Energetica de Minas Gerais Preference Shares	614
968,000	Huadian Power International Corp. Ltd. “H”	424
984,000	Huaneng Renewables Corp. Ltd. “H”	300
8,303,154	Inter RAO UES PJSC(e)	492
36,767	Korea Electric Power Corp.(a)	1,139
287,809	PGE Polska Grupa Energetyczna S.A.(a)	884
		5,014
	Gas (1.0%)
142,000	Beijing Enterprises Holdings Ltd.	833
19,335	Korea Gas Corp.	861
		1,694
	Water (0.2%)
41,600	Cia de Saneamento Basico do Estado de Sao Paulo	437
	Total Utilities	7,145
	Total Common Stocks (cost: $174,605)	170,000
	PREFERRED STOCKS (1.1%)
	Energy (1.1%)
	Oil & Gas (1.1%)
303,478	Surgutneftegas PJSC ADR (cost: $1,564)	1,860
	Total Equity Securities (cost: $176,169)	171,860
	MONEY MARKET INSTRUMENTS (0.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
209,830	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(b) (cost: $210)	210
	Total Investments (cost: $176,379)	$ 172,070

Portfolio of Investments    |      47

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$168,791	$1,168	$ 41	$170,000
Preferred Stocks	1,860	—	—	1,860
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	210	—	—	210
Total	$170,861	$1,168	$ 41	$172,070
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification Systems (BICS), which may differ from the Fund’s compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

48      |     USAA MSCI Index ETFs

Notes to Portfolios of Investments
February 28, 2019 (unaudited)

■	GENERAL NOTES
Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.
The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.
■ PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR	Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

■ SPECIFIC NOTES
(a)	Non-income-producing security.

Notes to Portfolio of Investments    |      49

(b)	Rate represents the money market fund annualized seven-day yield at February 28, 2019.
(c)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(d)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees.
(e)	Security was fair valued at February 28, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA ETF Trust’s Board of Trustees. For the USAA MSCI Emerging Markets Value Momentum Blend Index ETF, the total value of all such securities was $1,209,000, which represented 0.7% of the Fund’s net assets.
(f)	Security was classified as Level 3.
See accompanying notes to financial statements.

50      |     USAA MSCI Index ETFs

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STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)
February 28, 2019 (unaudited)
	USAA MSCI USA Value Momentum Blend Index ETF	USAA MSCI USA Small Cap Value Momentum Blend Index ETF
ASSETS
Investments in securities, at market value (cost of $412,689, $91,242, $310,521 and $176,379, respectively)	$416,106	$ 93,596
Cash	15	-
Cash denominated in foreign currencies (cost of $0, $0, $527 and $289, respectively)	-	-
Receivables:
Dividends and interest	829	72
Securities sold	79,381	16,541
Unrealized appreciation on foreign currency contracts held, at value	-	-
Total assets	496,331	110,209
LIABILITIES
Payables:
Securities purchased	79,791	16,426
Other	-	-
Bank overdraft	-	-
Accrued administration and operating service fees	31	11
Accrued management fees	31	7
Total liabilities	79,853	16,444
Net assets applicable to capital shares outstanding	$416,478	$ 93,765
NET ASSETS CONSIST OF:
Paid-in capital	$426,309	$ 95,073
Accumulated loss	(9,831)	(1,308)
Net assets applicable to capital shares outstanding	$416,478	$ 93,765
Capital shares outstanding, no par value	8,250	1,800
Net asset value, redemption price, and offering price per share	$ 50.48	$ 52.09
See accompanying notes to financial statements.

52      |     USAA MSCI Index ETFs

USAA MSCI International Value Momentum Blend Index ETF	USAA MSCI Emerging Markets Value Momentum Blend Index ETF

$303,038	$172,070
-	-
532	293

568	705
57,049	37,018
-	1
361,187	210,087

57,377	36,659
-	8
12	-
35	26
46	33
57,470	36,726
$303,717	$173,361

$341,837	$195,930
(38,120)	(22,569)
$303,717	$173,361
6,700	3,850
$ 45.33	$ 45.03

Financial Statements    |      53

STATEMENTS OF OPERATIONS
(IN THOUSANDS)
Six-month period ended February 28, 2019 (unaudited)
	USAA MSCI USA Value Momentum Blend Index ETF	USAA MSCI USA Small Cap Value Momentum Blend Index ETF
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $0, $0, $265 and $279, respectively)	$ 4,098	$ 902
Interest income	4	1
Total income	4,102	903
EXPENSES
Management fees	286	60
Administration and operating service fees	191	59
Total expenses	477	119
Management fee waiver	(95)	(20)
Net expenses	382	99
NET INVESTMENT INCOME	3,720	804
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	(11,102)	(2,555)
In-kind redemptions	-	-
Foreign currency transactions	-	-
Change in net unrealized appreciation/(depreciation) of:
Investments	(13,199)	(3,256)
Foreign capital gains tax	-	-
Foreign currency translations	-	-
Net realized and unrealized gain (loss)	(24,301)	(5,811)
Increase (decrease) in net assets resulting from operations	$(20,581)	$(5,007)
See accompanying notes to financial statements.

54      |     USAA MSCI Index ETFs

USAA MSCI International Value Momentum Blend Index ETF	USAA MSCI Emerging Markets Value Momentum Blend Index ETF

$ 2,820	$ 1,539
1	3
2,821	1,542

365	241
219	161
584	402
(73)	(40)
511	362
2,310	1,180

(18,899)	(9,176)
142	-
10	(15)

2,581	9,751
-	(3)
3	16
(16,163)	573
$(13,853)	$ 1,753

Financial Statements    |      55

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)
Six-month period ended February 28, 2019 (unaudited), and period ended August 31, 2018*
	USAA MSCI USA Value Momentum Blend Index ETF
	2/28/2019	8/31/2018
FROM OPERATIONS
Net investment income	$ 3,720	$ 3,617
Net realized gain (loss) on investments	(11,102)	(3,831)
Net realized gain (loss) on foreign currency transactions	-	-
Change in net unrealized appreciation/(depreciation) of:
Investments	(13,199)	16,616
Foreign currency translations	-	-
Increase (decrease) in net assets resulting from operations	(20,581)	16,402
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(3,784)	(1,868)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	42,339	383,970
Cost of shares redeemed	-	(100)
Increase in net assets from capital share transactions	42,339	383,870
Net increase in net assets	17,974	398,404
NET ASSETS
Beginning of period	398,504	100
End of period	$416,478	$398,504
CHANGE IN SHARES OUTSTANDING
Shares sold	850	7,400
Shares redeemed	-	(2)
Increase in shares outstanding	850	7,398

*	Funds commenced operations on October 24, 2017.
See accompanying notes to financial statements.

56      |     USAA MSCI Index ETFs

USAA MSCI USA Small Cap Value Momentum Blend Index ETF		USAA MSCI International Value Momentum Blend Index ETF
2/28/2019	8/31/2018	2/28/2019	8/31/2018

$ 804	$ 415	$ 2,310	$ 5,054
(2,555)	896	(18,757)	(12,042)
-	-	10	(79)

(3,256)	5,610	2,581	(10,064)
-	-	3	(3)
(5,007)	6,921	(13,853)	(17,134)

(817)	(190)	(3,580)	(3,553)

28,072	73,368	19,526	328,523
-	(8,582)	(6,212)	(-)
28,072	64,786	13,314	328,523
22,248	71,517	(4,119)	307,836

71,517	-	307,836	-
$93,765	$71,517	$303,717	$307,836

550	1,400	450	6,400
-	(150)	(150)	(-)
550	1,250	300	6,400

Financial Statements    |      57

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)
Six-month period ended February 28, 2019 (unaudited), and period ended August 31, 2018*
	USAA MSCI Emerging Markets Value Momentum Blend Index ETF
	2/28/2019	8/31/2018
FROM OPERATIONS
Net investment income	$ 1,180	$ 2,675
Net realized loss on investments	(9,176)	(8,896)
Net realized loss on foreign currency transactions	(15)	(190)
Change in net unrealized appreciation/(depreciation) of:
Investments	9,751	(14,060)
Foreign capital gains tax	(3)	(5)
Foreign currency translations	16	(13)
Increase (decrease) in net assets resulting from operations	1,753	(20,489)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(3,086)	(747)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	19,697	175,880
Other capital(Note 6)	23	330
Increase in net assets from capital share transactions	19,720	176,210
Net increase in net assets	18,387	154,974
NET ASSETS
Beginning of period	154,974	-
End of period	$173,361	$154,974
CHANGE IN SHARES OUTSTANDING
Shares sold	450	3,400
Increase in shares outstanding	450	3,400

*	Funds commenced operations on October 24, 2017.

58      |     USAA MSCI Index ETFs

Notes to Financial Statements
February 28, 2019 (unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The information presented in this semiannual report pertains only to USAA MSCI USA Value Momentum Blend Index ETF, USAA MSCI USA Small Cap Value Momentum Blend Index ETF, USAA MSCI International Value Momentum Blend Index ETF and USAA MSCI Emerging Markets Value Momentum Blend Index ETF (each, a Fund and collectively, the Funds), which are classified as diversified under the 1940 Act and are authorized to issue an unlimited number of shares. The Funds qualify as registered investment companies under Accounting Standards Codification Topic 946. USAA Asset Management Company (AMCO or Manager), an affiliate of the Funds, serves as the Funds’ investment adviser.
On November 6, 2018, United Services Automobile Association (USAA), the parent company of AMCO, the investment adviser to the Funds, announced that AMCO would be acquired by Victory Capital Holdings, Inc. (Victory Holdings), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals. The Transaction is not expected to result in any material changes to the Funds' respective investment objectives and principal investment strategies.
In connection with the Transaction, the Board has approved, subject to shareholder approval at a special shareholder meeting to

Notes to Financial Statements    |      59

be held on April 18, 2019, the reorganization of each Fund into newly-created “shell” series to be established by Victory Portfolios II (each a Reorganization), a registered investment company advised by Victory Capital Management Inc. (Victory Capital), a wholly-owned subsidiary of Victory Holdings. The Board also approved (i) the filing of a combined proxy statement/prospectus on Form N-14, which will be sent to shareholders of each Fund and (ii) the solicitation of shareholders of each Fund to vote on the respective Reorganization at the special shareholder meeting.
Investment Objectives
USAA MSCI USA Value Momentum Blend Index ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Select Value Momentum Blend Index.
USAA MSCI USA Small Cap Value Momentum Blend Index ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Small Cap Select Value Momentum Blend Index.
USAA MSCI International Value Momentum Blend Index ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI World ex USA Select Value Momentum Blend Index.
USAA MSCI Emerging Markets Value Momentum Blend Index ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI Emerging Markets Select Value Momentum Blend Index.
A.   Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

60      |     USAA MSCI Index ETFs

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.    Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time each Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.    Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund’s NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of

Notes to Financial Statements    |      61

significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.
3.    Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.    Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.     Repurchase agreements are valued at cost.
6.    In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a

62      |     USAA MSCI Index ETFs

security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause each Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.
B.   Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing

Notes to Financial Statements    |      63

in those securities.
C.   Federal taxes – Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.
For the six-month period ended February 28, 2019, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor each Funds' tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on each Funds' tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.
D.   Foreign taxation – Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. Each Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Funds' understanding of the applicable countries’ prevailing tax rules and rates.
E.   Investments in securities – Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.
F.   Foreign currency translations – Each Fund’s assets may be invested in the securities of foreign issuers and may be traded

64      |     USAA MSCI Index ETFs

in foreign currency. Since the Fund’s accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:
1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.
2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on securities transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts received. At the end of each Funds' fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statements of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.
G.   Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of

Notes to Financial Statements    |      65

representations and warranties that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.
H.   Use of estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.
(2)  LINE OF CREDIT
The Funds participate, along with other funds of the Trust and USAA Mutual Funds Trust (together, the Trusts), in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trusts), the Funds may borrow from CAPCO an amount up to 5% of each Fund’s total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.
The Trusts are also assessed facility fees by CAPCO in the amount of 14.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2018, the maximum annual facility fee was 13.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds of the Trusts based on their respective average daily net assets for the period.
The Trusts may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Trusts increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 15.0 basis points.
The Funds had no borrowings under this agreement during the six-month period ended February 28, 2019.

66      |     USAA MSCI Index ETFs

(3)  DISTRIBUTIONS
The tax basis of distributions and any accumulated undistributed net investment income will be determined as of the Fund’s tax year-end of August 31, 2019, in accordance with applicable federal tax law.
Distributions of net investment income are quarterly for USAA MSCI USA Value Momentum Blend Index ETF and USAA MSCI USA Small Cap Value Momentum Blend Index ETF; semi-annually for USAA MSCI International Value Momentum Blend Index ETF and USAA MSCI Emerging Markets Value Momentum Blend Index ETF. Distributions of realized gains from security transactions not offset by capital losses are made annually for each Fund in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.
At August 31, 2018, the Funds had net capital loss carryforwards for federal income tax purposes as shown in the table below.
	No-expiration Short-Term	No-Expiration Long-Term	Total capital loss carryforward
USAA MSCI USA Value Momentum Blend Index ETF	$ 3,715,000	$-	$ 3,715,000
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	1,283,000	-	1,283,000
USAA MSCI International Value Momentum Blend Index ETF	11,898,000	-	11,898,000
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	8,555,000	-	8,555,000

Notes to Financial Statements    |      67

At February 28, 2019, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements. The net unrealized appreciation/(depreciation) on investments are disclosed below:
Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
USAA MSCI USA Value Momentum Blend Index ETF	$20,935,000	$(17,518,000)	$ 3,417,000
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	6,720,000	(4,366,000)	2,354,000
USAA MSCI International Value Momentum Blend Index ETF	10,354,000	(17,837,000)	(7,483,000)
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	7,506,000	(11,815,000)	(4,309,000)
(4)  INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended February 28, 2019, were as shown below:
	Cost of purchases	Proceeds from sales/ maturities
USAA MSCI USA Value Momentum Blend Index ETF	$169,282,000	$163,273,000
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	37,076,000	36,437,000
USAA MSCI International Value Momentum Blend Index ETF	120,726,000	121,043,000
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	73,435,000	59,615,000
(5)  SECURITIES LENDING
Each Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an

68      |     USAA MSCI Index ETFs

amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Each Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in each Fund’s Portfolio of Investments and Financial Statements while non-cash collateral is not included. At February 28, 2019, the Funds had no securities on loan.
(6)  SHAREHOLDER TRANSACTIONS
The Funds offer Creation Units. Each Fund will issue and redeem shares at NAV only to certain authorized participants and only in a large block of 50,000 shares or multiples thereof. Each block of 50,000 shares is a Creation Unit. Except when aggregated in Creation Units, the shares are not redeemable securities of each Fund. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation

Notes to Financial Statements    |      69

Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets. For the six-month period ended February 28, 2019, the USAA MSCI Emerging Markets Value Momentum Blend Index ETF incurred variable fees of $23,000.
(7)  TRANSACTIONS WITH MANAGER
Management fees – The Manager provides investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Funds. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of all or a portion of the Funds’ assets.
The Manager monitors each subadviser’s performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser’s agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Funds' assets, and the Manager could change the allocations without shareholder approval.
The Funds' management fees are accrued daily and paid monthly at an annualized rate of each Fund's average daily net assets. The Manager has contractually agreed to waive a portion of its management fees in an amount equal to 0.05% of the average daily net assets of each Fund through December 31, 2019, and the waiver cannot be terminated or reduced without approval of the Funds’ Board during that term. For the six-month period ended February 28, 2019, the Funds incurred total management fees, paid or payable to the Manager and the Manager waived management

70      |     USAA MSCI Index ETFs

fees as shown below:
	Annual Rate (Excluding waiver)	Management Fees	Waived Management Fees
USAA MSCI USA Value Momentum Blend Index ETF	0.15%	$286,000	$(95,000)
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	0.15	60,000	(20,000)
USAA MSCI International Value Momentum Blend Index ETF	0.25	365,000	(73,000)
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	0.30	241,000	(40,000)
Subadvisory arrangement(s) – The Manager entered into Investment Subadvisory Agreements with SSGA Funds Management, Inc. (“SSGA FM”), under which SSGA FM directs the investment and reinvestment of a portion of the Funds’ assets (as allocated from time to time by the Manager). SSGA FM is a subsidiary of State Street Corporation. State Street Bank and Trust Company is the Fund's custodian, transfer agent and also provides certain sub-administration services.
The Manager (not the Funds) pays SSGA FM a subadvisory fee on the portion of the Funds' average daily net assets that SSGA FM manages at an annual amounts as shown below:
Rate
USAA MSCI USA Value Momentum Blend Index ETF	0.02%
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	0.02%
USAA MSCI International Value Momentum Blend Index ETF	0.04% on the first $400,000,000 and 0.03% thereafter
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	0.06% on the first $250,000,000 and 0.04% thereafter

Notes to Financial Statements    |      71

For the six-month period ended February 28, 2019, the Manager incurred subadvisory fees with respect to the Funds, paid or payable to SSGA FM as shown below:
Subadvisory Fees
USAA MSCI USA Value Momentum Blend Index ETF	$45,000
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	9,000
USAA MSCI International Value Momentum Blend Index ETF	69,000
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	57,000
Administration and operating service fees – The Manager provides certain administration and operating service functions for the Funds. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of the Funds’ average daily net assets. The Manager will pays all operating expenses of the Funds, excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. For the six-month period ended February 28, 2019, the Funds incurred administration and operating service fees, paid or payable to the Manager as shown below:
	Annual Rate	Administration and operating service fees
USAA MSCI USA Value Momentum Blend Index ETF	0.10%	$191,000
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	0.15	59,000
USAA MSCI International Value Momentum Blend Index ETF	0.15	219,000
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	0.20	161,000
Distribution and service (12b-1) fees – The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Funds may, but do not currently intend to, pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Fund available for

72      |     USAA MSCI Index ETFs

investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of each Fund's average daily net assets. For the six-month period ended February 28, 2019 the Funds did not incur any distribution and service (12b-1) fees.
Underwriting services – IMCO provides exclusive underwriting and distribution for each Fund’s shares on a continuing best-efforts basis and receives no fee or other compensation for these services.
(8)  TRANSACTIONS WITH AFFILIATES
The Funds are available for investment by other USAA Funds in which the affiliated USAA Funds invest. The USAA Funds do not invest in the underlying funds for the purpose of exercising management or control, and the underlying funds’ annual or semiannual reports may be viewed at usaa.com. As of February 28, 2019, the USAA Funds owned the following percentages of the total outstanding shares of each Fund:
Affiliated USAA Fund	Ownership %
USAA MSCI USA Value Momentum Blend Index ETF
Cornerstone Conservative	1.1
Cornerstone Equity	7.5
Target Retirement 2020	5.0
Target Retirement 2030	15.1
Target Retirement 2040	21.1
Target Retirement 2050	12.6
Target Retirement 2060	1.5
Target Retirement Income	1.8
USAA MSCI USA Small Cap Value Momentum Blend Index ETF
Cornerstone Conservative	0.7
Cornerstone Equity	7.5
Target Retirement 2020	3.0
Target Retirement 2030	11.0
Target Retirement 2040	14.1
Target Retirement 2050	9.5
Target Retirement 2060	1.2
Target Retirement Income	1.0
USAA MSCI International Value Momentum Blend Index ETF
Cornerstone Conservative	0.8

Notes to Financial Statements    |      73

Affiliated USAA Fund	Ownership %
Cornerstone Equity	8.8
Global Managed Volatility	0.8
Target Retirement 2020	5.0
Target Retirement 2030	14.6
Target Retirement 2040	19.6
Target Retirement 2050	11.9
Target Retirement 2060	1.7
Target Retirement Income	2.0
USAA MSCI Emerging Markets Value Momentum Blend Index ETF
Cornerstone Aggressive	0.4
Cornerstone Conservative	0.5
Cornerstone Equity	6.2
Cornerstone Moderate	1.3
Cornerstone Moderately Aggressive	1.8
Cornerstone Moderately Conservative	0.3
Global Managed Volatility	1.4
Target Retirement 2020	3.8
Target Retirement 2030	11.2
Target Retirement 2040	15.0
Target Retirement 2050	9.3
Target Retirement 2060	1.2
Target Retirement Income	2.3
The Manager is indirectly wholly owned by USAA, a large, diversified financial services institution. At February 28, 2019, investments by USAA and its affiliates were as below:
USAA ETF	Ownership %
USAA MSCI USA Value Momentum Blend Index ETF	25.2*
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	28.7*
USAA MSCI International Value Momentum Blend Index ETF	26.1*
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	37.6*

*	As of February 28, 2019, USAA and its affiliates owned more than 25% of each Fund; and it is considered a “control person” of a Fund for purposes of the 1940 Act. Investment activities of these shareholders could have a significant impact on each Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to each Fund’s fundamental policies or terms of the investment advisory agreement with the investment advisor.

74      |     USAA MSCI Index ETFs

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds’ officers received any compensation from the Funds.
(9)  UPCOMING REGULATORY MATTERS
In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule to the Funds’ financial statements and various filings.
(10)  RECENTLY ADOPTED ACCOUNTING STANDARD
In August 2018, the SEC adopted amendments to Regulation S-X for investment companies governing the form and content of financial statements. The amendments to Regulation S-X took effect on November 5, 2018, and the financial statements have been modified accordingly, for the current and prior periods.
ASU 2018-13, Fair Value Measurement
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management

Notes to Financial Statements    |      75

has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of ASU 2018-13 guidance is limited to changes in the Fund’s notes to financial statement disclosures regarding valuation methods, fair value, and transfers between levels of the fair value hierarchy.
(11)  SUBSEQUENT EVENT
As discussed in Note 1, a special shareholder meeting was held on April 18, 2019, at which shareholders of each Fund approved the Agreement and Plan of Reorganization and Termination (Plan), which sets forth the terms of each Reorganization and the subsequent liquidation of the Trust. Pursuant to the Plan and subject to the closing of the Transaction, each Fund will be reorganized into a newly-created corresponding series of Victory Portfolios II. The Transaction is not expected to result in any material changes to a Fund's respective investment objectives and principal investment strategies. However, in connection with the Transaction, the Board has approved certain changes to the names of the Funds as well as terminating the Funds' sub-advisors, which would become effective after the closing of the Transaction and each Reorganization.

76      |     USAA MSCI Index ETFs

Financial Highlights
USAA MSCI USA VALUE MOMENTUM BLEND INDEX ETF (unaudited)

Per share operating performance for a share outstanding throughout the period is as follows:
	Six-Month Period Ended February 28,	Period Ended August 31,
	2019	2018 *
Net asset value at beginning of period	$ 53.85	$ 50.19
Income (loss) from investment operations
Net investment income	.47	.78 (a)
Net realized and unrealized gain (loss)	(3.34)	3.34 (a)
Total from investment operations	(2.87)	4.12 (a)
Less distributions from
Net investment income	(.50)	(.46)
Net asset value at end of period	$ 50.48	$ 53.85
Total return (%)**	(5.34)	8.23
Net assets at end of period (000)	$416,478	$398,504
Ratios to average daily net assets***
Expenses (%)(b), (c)	.20	.20
Expenses, excluding waiver (%)(b), (c)	.25	.25
Net investment income (%)(b)	1.95	1.76
Portfolio turnover (%)	42 (d)	84 (d)

*	Fund commenced operations on October 24, 2017.
**	Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles.Total returns for periods of less than one year are not annualized.
***	For the six-month period ended February 28, 2019, average daily net assets were $384,738,000.
(a)	Calculated using average shares.
(b)	Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)	Does not include acquired fund fees, if any.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

Financial Highlights    |      77

USAA MSCI USA SMALL CAP VALUE MOMENTUM BLEND INDEX ETF (unaudited)

Per share operating performance for a share outstanding throughout the period is as follows:
	Six-Month Period Ended February 28,	Period Ended August 31,
	2019	2018 *
Net asset value at beginning of period	$ 57.21	$ 50.13
Income (loss) from investment operations
Net investment income	.48	.57 (a)
Net realized and unrealized gain (loss)	(5.07)	6.81 (a)
Total from investment operations	(4.59)	7.38 (a)
Less distributions from
Net investment income	(.53)	(.30)
Net asset value at end of period	$ 52.09	$ 57.21
Total return (%)**	(7.99)	14.80
Net assets at end of period (000)	$93,765	$71,517
Ratios to average daily net assets***
Expenses (%)(b), (c)	.25	.25
Expenses, excluding waiver (%)(b), (c)	.30	.30
Net investment income (%)(b)	2.04	1.25
Portfolio turnover (%)	46 (d)	81 (d)

*	Fund commenced operations on October 24, 2017.
**	Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles.Total returns for periods of less than one year are not annualized.
***	For the six-month period ended February 28, 2019, average daily net assets were $79,512,000.
(a)	Calculated using average shares.
(b)	Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)	Does not include acquired fund fees, if any.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

78      |     USAA MSCI Index ETFs

USAA MSCI INTERNATIONAL VALUE MOMENTUM BLEND INDEX ETF (unaudited)

Per share operating performance for a share outstanding throughout the period is as follows:
	Six-Month Period Ended February 28,	Period Ended August 31,
	2019	2018 *
Net asset value at beginning of period	$ 48.10	$ 50.08
Income (loss) from investment operations
Net investment income	.34	1.34 (a)
Net realized and unrealized loss	(2.57)	(2.64) (a)
Total from investment operations	(2.23)	(1.30) (a)
Less distributions from
Net investment income	(.54)	(.68)
Net asset value at end of period	$ 45.33	$ 48.10
Total return (%)**	(4.59)	(2.64)
Net assets at end of period (000)	$303,717	$307,836
Ratios to average daily net assets***
Expenses (%)(b), (c)	.35	.35
Expenses, excluding waiver (%)(b), (c)	.40	.40
Net investment income (%)(b)	1.58	3.12
Portfolio turnover (%)	41 (d)	65 (d)

*	Fund commenced operations on October 24, 2017.
**	Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles.Total returns for periods of less than one year are not annualized.
***	For the six-month period ended February 28, 2019, average daily net assets were $294,604,000.
(a)	Calculated using average shares.
(b)	Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)	Does not include acquired fund fees, if any.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

Financial Highlights    |      79

USAA MSCI EMERGING MARKETS VALUE MOMENTUM BLEND INDEX ETF (unaudited)

Per share operating performance for a share outstanding throughout the period is as follows:
	Six-Month Period Ended February 28,	Period Ended August 31,
	2019	2018 *
Net asset value at beginning of period	$ 45.58	$ 49.95
Income (loss) from investment operations
Net investment income	.26	1.17 (a)
Net realized and unrealized loss	.00 (b)	(5.10) (a)
Total from investment operations	.26	(3.93) (a)
Less distributions from
Net investment income	(.81)	(.44)
Net asset value at end of period	$ 45.03	$ 45.58
Total return (%)**	.65	(7.95)
Net assets at end of period (000)	$173,361	$154,974
Ratios to average daily net assets***
Expenses (%)(c), (d)	.45	.45
Expenses, excluding waiver (%)(c), (d)	.50	.50
Net investment income (%)(c)	1.47	2.77
Portfolio turnover (%)	37 (e)	58 (e)

*	Fund commenced operations on October 24, 2017.
**	Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles.Total returns for periods of less than one year are not annualized.
***	For the six-month period ended February 28, 2019, average daily net assets were $162,242,000.
(a)	Calculated using average shares.
(b)	Represents less than $0.01 per share.
(c)	Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d)	Does not include acquired fund fees, if any.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

80      |     USAA MSCI Index ETFs

Expense Example
February 28, 2019 (unaudited)

EXAMPLE
As a shareholder of a Fund, you incur two types of costs: direct costs, such as redemption fees and brokerage commissions on the purchases and sales of shares; and indirect costs, including management fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire for the last six-month period of September 1, 2018, through February 28, 2019.
ACTUAL EXPENSES
The line labeled “actual” in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “actual” line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The line labeled “hypothetical” in the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the

Expense Example    |      81

ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as redemption fees and brokerage commissions on the purchases and sales of shares. Therefore, the line labeled “hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

82      |     USAA MSCI Index ETFs

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period* September 1, 2018 – February 28, 2019
USAA MSCI USA Value Momentum Blend Index ETF
Actual	$1,000.00	$ 946.60	$0.97
Hypothetical (5% return before expenses)	1,000.00	1,023.80	1.00
USAA MSCI USA Small Cap Value Momentum Blend Index ETF
Actual	1,000.00	920.10	1.19
Hypothetical (5% return before expenses)	1,000.00	1,023.55	1.25
USAA MSCI International Value Momentum Blend Index ETF
Actual	1,000.00	954.10	1.70
Hypothetical (5% return before expenses)	1,000.00	1,023.06	1.76
USAA MSCI Emerging Markets Value Momentum Blend Index ETF
Actual	1,000.00	1,006.50	2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.56	2.26

*	Expenses equal each Fund’s annualized expense ratio of 0.20% for USAA MSCI USA Value Momentum Blend Index ETF, 0.25% for USAA MSCI USA Small Cap Value Momentum Blend Index ETF, 0.35% for USAA MSCI International Value Momentum Blend Index ETF, and 0.45% for USAA MSCI Emerging Markets Value Momentum Blend Index ETF, which is net of any waivers, multiplied by 181 days/365 days (to reflect the one-half year period). Each Fund's actual ending account value is based on its actual total return of (5.34)% for the USAA MSCI USA Value Momentum Blend Index ETF, (7.99)% for the USAA MSCI USA Small Cap Value Momentum Blend Index ETF, (4.59)% for the USAA MSCI International Value Momentum Blend Index ETF, and 0.65% for the USAA MSCI Emerging Markets Value Momentum Blend Index ETF for the six-month period of September 1, 2018 through February 28, 2019.

Expense Example    |      83

Notes

84      |     USAA MSCI Index ETFs

Trustees	Daniel S. McNamara Robert L. Mason, Ph.D. Jefferson C. Boyce Dawn M. Hawley Paul L. McNamara Richard Y. Newton III Barbara B. Ostdiek, Ph.D. Michael F. Reimherr
Administrator and Investment Adviser	USAA Asset Management Company P.O. Box 659453 San Antonio, Texas 78265-9825
Underwriter and Distributor	USAA Investment Management Company P.O. Box 659453 San Antonio, Texas 78265-9825
Transfer Agent	State Street Bank and Trust Company P.O. Box 1713 Boston, Massachusetts 02105
Custodian, Accounting Agent, and Sub-Administrator	State Street Bank and Trust Company P.O. Box 1713 Boston, Massachusetts 02105
Independent Registered Public Accounting Firm	Ernst & Young LLP 100 West Houston St., Suite 1700 San Antonio, Texas 78205
Copies of the Manager’s proxy voting policies and procedures, approved by the Trust’s Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at usaa.com; and (iii) in summary within the Statement of Additional Information on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC’s website at http://www.sec.gov.
The Fund files its complete schedule of monthly portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (beginning with filings after March 31, 2019). Previously, the Fund made its complete schedule of portfolio holdings available after the first and third fiscal quarters in regulatory filings on Form N-Q. The Fund’s Forms N-CSR, N-PORT, and N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722; (ii) at usaa.com; and (iii) on the SEC’s website at http://www.sec.gov.

PRSRT STD
U.S. Postage
PAID
USAA
USAA
9800 Fredericksburg Road
San Antonio, TX 78288
98743-0419	©2019, USAA. All rights reserved.

ITEM 2. CODE OF ETHICS.

NOT APPLICABLE. This item must be disclosed only in annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE. This item must be disclosed only in annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.

ITEM 11. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA ETF Funds Trust (Trust) have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust’s internal controls or in other factors that could significantly affect the Trust’s internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds’ Board in approving the Funds’ advisory agreements.

ITEM 12. EXHIBITS.

(a)(1).	NOT APPLICABLE. This item must be disclosed only in annual reports.

(a)(2).	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3).	Not Applicable.

(b).	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA ETF TRUST, Period Ended February 28, 2019

By:*	/s/ Kristen Millan
Signature and Title: Kristen Millan, Secretary

Date:	04/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Daniel S. McNamara
Signature and Title: Daniel S. McNamara, President

Date:	04/29/2019

By:*	/s/ James K. De Vries
Signature and Title: James K. De Vries, Treasurer

Date:	04/25/2019